UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                     ---------

                        FIRST DEFINED PORTFOLIO FUND, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                     Date of reporting period: JUNE 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2008

TABLE OF CONTENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

Shareholder Letter ........................................................    1
Market Overview ...........................................................    2
Performance Summaries and Portfolio Components ............................    3
Understanding Your Fund Expenses ..........................................   11
Portfolios of Investments .................................................   12
Statements of Assets and Liabilities ......................................   34
Statements of Operations ..................................................   36
Statements of Changes in Net Assets .......................................   38
Statements of Changes in Net Assets - Capital Stock Activity ..............   40
Financial Highlights ......................................................   42
Notes to Financial Statements .............................................   50
Additional Information ....................................................   56

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Defined Portfolio Fund, LLC (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Fund will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Fund's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the Statement of Additional Information, this report, and other regulatory filings.

SHAREHOLDER LETTER

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

Dear Shareholders:

The first half of 2008 has been challenging for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

The report you hold gives detailed information about eight Portfolios in the First Defined Portfolio Fund, LLC over the six-month period ended June 30, 2008. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust is pleased to be a part of the investment solutions offered by Prudential Annuities Life Assurance Corporation, formerly known as American Skandia Life Assurance Corporation, and to give you current information about your investment. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen
James A. Bowen
President of First Defined Portfolio Fund, LLC

(PHOTO OF ROBERT F. CAREY)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

                                MARKET OVERVIEW

STATE OF THE ECONOMY

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. in the past few quarters. The following data reflects the sharp deterioration in real Gross Domestic Product ("GDP") growth: third quarter 2007 (+4.8%), fourth quarter 2007 (-0.2%); first quarter 2008 (+0.9%) and second quarter 2008 (+1.9%). While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations.

Had the Federal Reserve Bank not moved to aggressively lower short-term lending rates (September 2007 through April 2008), the economy more than likely would have slid into a full-fledged recession. Since it can take up to nine months for a Fed rate action to impact the economy, we are encouraged by the fact that five of the six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, during the period from September 2007 through April 2008, the Fed lowered the federal funds target rate from 5.25% to 2.00%.

U.S. STOCKS AND BONDS

The major U.S. stock indices posted negative returns across the board in the first half of 2008, but mid-caps managed to continue to outpace large- and small-caps even on the way down. The S&P 500 Index, S&P 400 Index (Mid-Caps) and S&P 600 Index (Small-Caps) were down 11.9%, 3.9% and 7.1%, respectively. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy (+8.9%) and Materials (+1.3%). Both benefitted from the weakness in the U.S. dollar and rising inflation. Only 27 of the 130 subsectors that comprise the S&P 500 Index were up, indicating a very broad sell-off. Even many of the most recognizable blue chip names were not spared.

At the midpoint of 2008, Standard & Poor's is reporting that earnings estimates for all of 2008 favor growth stocks over value stocks. With respect to the S&P 500 Index, growth stocks are expected to post a 13% rise in 2008 earnings per share ("EPS"), vs. a 2% rise for the value stocks in the index. With respect to the S&P 400 Index, growth stocks are expected to post a 23% rise in 2008 EPS, vs. a 7% rise for the value stocks in the index. With respect to the S&P 600 Index, growth stocks are expected to post a 14% rise in 2008 EPS, vs. a 3% rise for the value stocks in the index.

In the U.S. bond market, a clear delineation existed between investment-grade debt and speculative-grade debt during the first half of 2008. The speculative-grade debt sold-off in light of the weakness in economic activity. The Lehman Brothers U.S. Corporate High Yield Index posted a total return of -1.31% in the first half of 2008, compared to a gain of 2.38% for the Lehman Brothers U.S. Treasury: Intermediate Index.

FOREIGN STOCKS AND BONDS

In the fourth quarter of 2007, there were some pundits touting the notion that emerging countries were far enough along in their maturation process to decouple from the U.S., allowing them to maintain superior growth rates irrespective of the U.S.'s sluggishness. At the midpoint of 2008, we can comfortably proclaim that we believe this notion to be false. We believe foreign economies are still very much tethered to the economic climate in the U.S. The spike in inflation alone resulting from the Federal Reserve's aggressive easing of monetary policy and corresponding decline in the U.S. dollar significantly impacted those countries that are big importers of natural resources, particularly oil and food commodities. The International Monetary Fund's global GDP growth rate outlook looks as follows: 5.0% (2007); 4.1% estimated (2008); and 3.9% estimated (2009). The MSCI World (ex U.S.) and MSCI Emerging Markets indices declined by 9.31%
(USD) and 11.82% (USD) in the first half of 2008, according to Bloomberg. Foreign bonds fared better than foreign equities. The Lehman Brothers Global Aggregate Index and Global Emerging Markets Index returned 3.53% and 0.68%, respectively, in the first half of 2008.

PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2008, the Target Managed VIP Portfolio posted a total return of -14.50% versus -11.04% for the Russell 3000(R) Index over the same period. The NAV decreased from $12.83 to $10.97 during the period.

Of the Portfolio's 115 stocks, 27 advanced and 88 declined over the period. The top three performing stocks, by contribution to return, were Potash Corp. of Saskatchewan (POT), BHP Billiton (BHP), and International Business Machines
(IBM). The worst-performing stocks, by percentage loss, were Microsoft (MSFT), Apple (AAPL), and Nokia (NOK).

The biggest contributor to the portfolio's performance over the period was the materials sector. The portfolio was overweight materials stocks (second best performing sector in the benchmark) in addition to posting returns that beat the benchmark sector. An underweight position in health care and slight outperformance from the portfolio's financial holdings also contributed positively to relative returns. An overweight position in technology was the biggest drag on portfolio performance as the sector's return lagged the broader market. An underweight position in energy (the best performing sector in the benchmark), combined with performance that trailed the benchmark sector, weighed on overall portfolio returns. An overweight in telecommunication services stocks also led to relative underperformance.

                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
----------------------------------------   -----------
Microsoft Corp.                                 6.8%
Apple, Inc.                                     6.0
International Business Machines Corp.           4.2
Walt Disney (The), Company                      3.8
Honeywell International, Inc.                   3.2
JPMorgan Chase & Company                        3.1
BHP Billiton Ltd., ADR                          2.8
Research In Motion Ltd.                         2.7
Intel Corp.                                     2.7
Google, Inc., Class A                           2.6
                                              -----
   Total                                       37.9%
                                              =====

                                            % OF TOTAL
INDUSTRY                                   INVESTMENTS
----------------------------------------   -----------
Information Technology                         36.2%
Financials                                     15.2
Industrial                                     11.3
Telecommunication Services                      7.7
Materials                                       7.6
Energy                                          6.7
Consumer Discretionary                          6.7
Health Care                                     5.2
Consumer Staples                                2.1
Utilities                                       1.3
                                              -----
   Total                                      100.0%
                                              =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2008, The Dow(R) DART 10 Portfolio posted a total return of -14.21% versus -13.38% for the Dow Jones Industrial Average(SM) over the same period. The NAV decreased from $10.63 to $9.12 during the period.

Of the Portfolio's 10 stocks, 1 advanced and 9 declined over the period. The top three performing stocks, by contribution to return, were International Business Machines (IBM), E.I. DuPont de Nemours (DD), and 3M (MMM). The worst-performing stocks, by percentage loss, were Citigroup Inc. (C), Pfizer (PFE), and Microsoft
(MSFT).

IBM was the biggest contributor to portfolio performance over the period as its global reach led to strong earnings gains. The financial sector weighed on portfolio performance (Citigroup Inc. and JPMorgan Chase), as the sector remained under pressure due to continued turmoil in the credit markets. Pfizer also hurt performance as the company struggled to regain its growth momentum due to patent expirations.

                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
----------------------------------------   -----------
International Business Machines Corp.          12.7%
Walt Disney (The), Company                     11.3
McDonald's Corp.                               11.1
Exxon Mobil Corp.                              10.9
Home Depot (The), Inc.                         10.3
Honeywell International, Inc.                   9.7
JPMorgan Chase & Company                        9.3
Pfizer, Inc.                                    9.0
Microsoft Corp.                                 9.0
Citigroup, Inc.                                 6.7
                                              -----
   Total                                      100.0%
                                              =====

                                            % OF TOTAL
INDUSTRY                                   INVESTMENTS
----------------------------------------   -----------
Consumer Discretionary                         32.7
Information Technology                         21.6
Financials                                     16.1
Energy                                         10.9
Industrial                                      9.7
Health Care                                     9.0
                                              -----
   Total                                      100.0%
                                              =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2008, The Dow(R) Target Dividend Portfolio posted a total return of -26.80% versus -21.40% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV decreased from $11.79 to $8.63 during the period.

Of the Portfolio's 20 stocks, 1 advanced and 19 declined over the period. The top three performing stocks, by contribution to return, were Lubrizol (LZ), First Niagara Financial Group (FNFG), and Energy East (EAS). The worst-performing stocks, by percentage loss, were Washington Mutual (WM), South Financial Group (TSFG), and Lee Enterprises (LEE).

The utilities sector was the best performing sector in the portfolio, but still posted a modest loss over the period. The materials sector was the second best performing sector, although returns lagged the benchmark sector performance. Financials were the biggest drag on portfolio performance as the sector remained under pressure over the period due to continued credit market turmoil. The portfolio maintained a large weight in the financials sector (52.4% average weight), which was the worst performing sector in the portfolio and benchmark. Consumer discretionary stocks also posted poor returns relative to the benchmark, hurting portfolio performance.

                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
----------------------------------------   -----------
First Niagara Financial Group, Inc.             7.4%
RPM International, Inc.                         7.0
Sensient Technologies Corp.                     6.8
La-Z-Boy, Inc.                                  6.7
NiSource, Inc.                                  6.6
DTE Energy Company                              6.6
Superior Industries International, Inc.         6.4
People's United Financial, Inc.                 6.2
Universal Corp.                                 6.0
First BanCorp                                   5.7
                                              -----
   Total                                       65.4%
                                              =====

                                            % OF TOTAL
INDUSTRY                                   INVESTMENTS
----------------------------------------   -----------
Financials                                     46.9%
Materials                                      19.0
Consumer Discretionary                         15.0
Utilities                                      13.1
Consumer Staples                                6.0
                                              -----
   Total                                      100.0%
                                              =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2008, the Global Dividend Target 15 Portfolio posted a total return of -17.32% versus -10.57% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV decreased from $23.96 to $19.81 during the period.

Of the Portfolio's 15 stocks, 3 advanced and 12 declined over the period. The top three performing stocks, by contribution to return, were Cheung Kong Infrastructure Holdings Ltd. (1038 HK), Hongkong Electric Holdings Ltd. (6 HK), and PCCW Ltd. (8 HK). The worst performing stocks, by percentage loss, were General Motors (GM), Citigroup Inc. (C), and Yue Yuen Industrial (551 HK).

The biggest contributors to the portfolio's performance over the period were the Hang Sang Index stocks, which included the top three performing stocks by contribution to return (Cheung Kong Infrastructure Holdings, Hongkong Electric Holdings Ltd. & PCCW Ltd.). General Motors was the worst performer in the portfolio over the period as high gas prices hurt sales of the company's trucks and sport utility vehicles, their most profitable vehicles. Citigroup Inc. also hurt portfolio performance as the company's shares sank under deteriorating credit market conditions and increased write-offs.

                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
----------------------------------------   -----------
Cheung Kong Infrastructure Holdings Ltd.        9.3%
Hongkong Electric Holdings Ltd.                 8.6
PCCW Ltd.                                       8.3
BOC Hong Kong (Holdings) Ltd.                   7.8
LogicaCMG PLC                                   7.4
Tate & Lyle PLC                                 7.3
Home Depot (The), Inc.                          7.1
Ladbrokes PLC                                   6.5
GKN PLC                                         6.4
Pfizer, Inc.                                    6.2
                                              -----
   Total                                       74.9%
                                              =====

                                            % OF TOTAL
INDUSTRY                                   INVESTMENTS
----------------------------------------   -----------
Consumer Discretionary                         29.0%
Utilities                                      17.8
Telecommunication Services                     14.2
Financials                                     12.4
Information Technology                          7.4
Consumer Staples                                7.3
Health Care                                     6.1
Industrial                                      5.8
                                              -----
   Total                                      100.0%
                                              =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2008, the S&P(R) Target 24 Portfolio posted a total return of -12.73% versus -11.91% for the S&P 500(R) Index over the same period. The NAV decreased from $9.66 to $8.43 during the period.

Of the Portfolio's 24 stocks, 4 advanced and 20 declined over the period. The top three performing stocks, by contribution to return, were Anheuser-Busch
(BUD), Altera (ALTR), and AutoZone (AZO). The worst-performing stocks, by percentage loss, were MEMC Electronic Materials (WFR), PepsiCo (PEP), and Apollo Group (APOL).

Financials were the biggest contributor to portfolio performance over the period on a relative basis as the portfolio's holdings greatly outperformed the benchmark sector. Outperformance from the industrial sector relative to the benchmark sector also helped portfolio performance. Performance was hurt by relative underperformance in the consumer discretionary and energy sectors.

                                  % OF TOTAL
TOP 10 HOLDINGS                   INVESTMENTS
-------------------------------   -----------
Exxon Mobil Corp.                     13.2%
Chubb (The), Corp.                    10.0
MEMC Electronic Materials, Inc.        9.1
Lockheed Martin Corp.                  8.5
PepsiCo, Inc.                          8.1
Aon Corp.                              7.2
Medco Health Solutions, Inc.           7.0
Altera Corp.                           4.5
Express Scripts, Inc.                  4.4
Best Buy Company, Inc.                 4.1
                                     -----
   Total                              76.1%
                                     =====

                                   % OF TOTAL
INDUSTRY                          INVESTMENTS
-------------------------------   -----------
Financials                            19.6%
Consumer Staples                      17.8
Information Technology                17.1
Energy                                14.2
Health Care                           13.2
Industrial                            12.3
Telecommunication Services             3.4
Consumer Discretionary                 2.4
                                     -----
   Total                             100.0%
                                     =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2008, the NASDAQ(R) Target 15 Portfolio posted a total return of -19.31% versus -11.68% for the NASDAQ 100 Index(R) over the same period. The NAV decreased from $12.38 to $9.99 during the period.

Of the Portfolio's 15 stocks, 3 advanced and 12 declined over the period. The top three performing stocks, by contribution to return, were Steel Dynamics
(STLD), Research In Motion (RIMM), and Sigma-Aldrich (SIAL). The worst-performing stocks, by percentage loss, were Garmin (GRMN), NVIDIA (NVDA), and Apollo Group (APOL).

Materials stocks, led by Steel Dynamics, were the best performing sector in the portfolio over the period and the only sector to post a positive return. Industrial stocks also performed well relative to the benchmark sector. The portfolio's performance was hurt by the underperformance of its consumer discretionary holdings relative to the benchmark. A large weighting in information technology (47.8% average weight), although less than the benchmark (63.2% average weight), hurt overall portfolio performance as the sector underperformed the benchmark sector.

                                         % OF TOTAL
TOP 10 HOLDINGS                         INVESTMENTS
-------------------------------------   -----------
Research In Motion Ltd.                     9.4%
Express Scripts, Inc.                       8.1
Apple, Inc.                                 7.9
Millicom International Cellular  S.A.       7.6
Intel Corp.                                 7.6
Foster Wheeler Ltd.                         7.6
Intuitive Surgical, Inc.                    7.5
Microsoft Corp.                             7.2
Google, Inc., Class A                       7.1
Steel Dynamics, Inc.                        5.4
                                          -----
   Total                                   75.4%
                                          =====

                                       % OF TOTAL
INDUSTRY                               INVESTMENTS
------------------------------------   -----------
Information Technology                     49.5%
Health Care                                15.6
Materials                                  10.3
Consumer Discretionary                      9.4
Industrial                                  7.6
Telecommunication Services                  7.6
                                          -----
   Total                                  100.0%
                                          =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2008, the First Trust Target Focus Four Portfolio posted a total return of -16.52% versus -11.91% for the S&P 500(R) Index over the same period. The NAV decreased from $5.75 to $4.80 during the period.

Of the Portfolio's 128 stocks, 34 advanced and 94 declined over the period. The top three performing stocks, by contribution to return, were Potash Corp. of Saskatchewan (POT), BHP Billiton (BHP), and Mosaic Co. (MOS). The worst-performing stocks, by percentage loss, were Nokia (NOK), Lee Enterprises
(LEE), and Washington Mutual (WM).

The health care sector was the biggest contributor to relative performance for the period. In addition to performance that beat the benchmark sector, the portfolio was underweight health care stocks (which lagged the overall market) over the period. Materials also contributed positively to relative performance as the portfolio was overweight the group (second best performing sector in the benchmark) and produced returns ahead of the benchmark sector. An overweight position in financials was the biggest drag on portfolio performance. The sector was the worst performer in the benchmark as it remained under pressure over the period due to the continued credit market turmoil. Poor performance from the consumer discretionary and technology sectors also hurt overall portfolio returns.

                                      % OF TOTAL
TOP 10 HOLDINGS                       INVESTMENTS
-----------------------------------   -----------
Apple, Inc.                                5.3%
BHP Billiton Ltd., ADR                     5.1
Telefonica S.A., ADR                       4.6
Nokia Oyj Corp., ADR                       3.4
Potash Corp. of Saskatchewan, Inc.         2.6
Research In Motion Ltd.                    2.4
Mosaic (The), Company                      2.3
First Niagara Financial Group, Inc.        1.9
First BanCorp                              1.9
RPM International, Inc.                    1.8
                                         -----
   Total                                  31.3%
                                         =====

                                       % OF TOTAL
INDUSTRY                              INVESTMENTS
-----------------------------------   -----------
Financials                                23.7%
Materials                                 16.2
Information Technology                    14.3
Consumer Discretionary                    13.6
Industrial                                10.1
Utilities                                  6.9
Telecommunication Services                 6.1
Energy                                     5.0
Health Care                                2.1
Consumer Staples                           2.0
                                         -----
   Total                                 100.0%
                                         =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2008, the Value Line(R) Target 25 Portfolio posted a total return of -2.54% versus -11.91% for the Russell 3000(R) Index over the same period. The NAV decreased from $5.91 to $5.76 during the period.

Of the Portfolio's 25 stocks, 11 advanced and 14 declined over the period. The top three performing stocks, by contribution to return, were Potash Corp. of Saskatchewan (POT), Mosaic Co. (MOS), and BHP Billiton (BHP). The worst-performing stocks, by percentage loss, were Garmin (GRMN), Nokia (NOK), and Apple (AAPL).

The biggest contributor to the portfolio's outperformance over the period was the materials sector, led by Potash Corp. of Saskatchewan and Mosaic Co., the portfolio's top two performing stocks by contribution to return. An underweight in health care and no financial exposure also helped relative returns. Poor performance from the portfolio's consumer discretionary holdings was the biggest drag on portfolio performance. An overweight in technology, along with underperformance from the sector, also hurt relative performance.

                                     % OF TOTAL
TOP 10 HOLDINGS                      INVESTMENTS
----------------------------------   -----------
Potash Corp. of Saskatchewan, Inc.       12.2%
Mosaic (The), Company                    11.7
BHP Billiton Ltd., ADR                    9.2
Southern Copper Corp.                     7.8
Research In Motion Ltd.                   7.7
National-Oilwell Varco, Inc.              7.5
Apple, Inc.                               6.5
Telefonica S.A., ADR                      6.3
Nokia Oyj Corp., ADR                      4.9
MEMC Electronic Materials, Inc.           3.4
                                        -----
   Total                                 77.2%
                                        =====

                                     % OF TOTAL
INDUSTRY                             INVESTMENTS
--------------------------           -----------
Information Technology                   26.8%
Industrial                               24.7
Materials                                24.1
Consumer Discretionary                    8.2
Energy                                    7.5
Telecommunication Services                6.2
Health Care                               2.5
                                        -----
   Total                                100.0%
                                        =====

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2008 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line(R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2008 to June 30, 2008.

                                 ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                    ACTUAL EXPENSES                (5% RETURN BEFORE EXPENSES)
                                          -----------------------------------  -----------------------------------
                                                                    EXPENSES                            EXPENSES
                                           BEGINNING    ENDING    PAID DURING   BEGINNING    ENDING    PAID DURING
                                            ACCOUNT    ACCOUNT     PERIOD (a)   ACCOUNT      ACCOUNT    PERIOD (a)
                                            VALUE        VALUE    01/01/2008-    VALUE        VALUE    01/01/2008-  EXPENSE
                                          01/01/2008  06/30/2008   06/30/2008  01/01/2008  06/30/2008   06/30/2008   RATIO
                                          ----------  ----------  -----------  ----------  ----------  -----------  -------
Target Managed VIP Portfolio ...........   $1,000.00    $855.00      $6.64     $1,000.00    $1,017.70     $7.22        1.44%
The Dow(R) DART 10 Portfolio ...........    1,000.00     857.90       6.79      1,000.00     1,017.55      7.37        1.47(b)
The Dow(R) Target Dividend Portfolio ...    1,000.00     732.00       6.12      1,000.00     1,017.80      7.12        1.42
Global Dividend Target 15 Portfolio ....    1,000.00     826.80       6.63      1,000.00     1,017.60      7.32        1.46
S&P(R) Target 24 Portfolio .............    1,000.00     872.70       6.84      1,000.00     1,017.55      7.37        1.47(b)
NASDAQ(R) Target 15 Portfolio ..........    1,000.00     806.90       6.60      1,000.00     1,017.55      7.37        1.47(b)
First Trust Target Focus Four
   Portfolio ...........................    1,000.00     834.80       6.25      1,000.00     1,018.05      6.87        1.37(b)
Value Line(R) Target 25 Portfolio ......    1,000.00     974.60       6.97      1,000.00     1,017.80      7.12        1.42

(a) Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days in the most recent fiscal half-year, divided by 366 days in the year (to reflect the one-half year period).

(b)  These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - 100.0%
          AEROSPACE & DEFENSE - 5.0%
  4,923   Axsys Technologies, Inc. (b) ....................   $   256,193
 58,349   Honeywell International, Inc. ...................     2,933,788
 13,323   Lockheed Martin Corp. ...........................     1,314,447
                                                              -----------
                                                                4,504,428
                                                              -----------
          BEVERAGES - 2.0%
  9,013   Anheuser-Busch Companies, Inc. ..................       559,888
 19,647   PepsiCo, Inc. ...................................     1,249,353
                                                              -----------
                                                                1,809,241
                                                              -----------
          CAPITAL MARKETS - 0.4%
 14,153   Janus Capital Group, Inc. .......................       374,630
                                                              -----------
          CHEMICALS - 3.4%
 11,927   Koppers Holdings, Inc. ..........................       499,383
  7,819   Mosaic (The), Company (b) .......................     1,131,409
  5,665   Potash Corp. of Saskatchewan, Inc. ..............     1,294,849
  3,214   Sigma-Aldrich Corp. .............................       173,106
                                                              -----------
                                                                3,098,747
                                                              -----------
          COMMERCIAL BANKS - 5.2%
 29,581   Barclays PLC, ADR ...............................       684,800
 14,191   HSBC Holdings PLC, ADR ..........................     1,088,450
 25,064   Intesa Sanpaolo, ADR ............................       859,490
 31,562   Lloyds TSB Group PLC, ADR .......................       778,635
133,022   Royal Bank of Scotland Group PLC, ADR ...........       570,664
 40,983   Societe Generale, ADR ...........................       714,022
                                                              -----------
                                                                4,696,061
                                                              -----------
          COMMERCIAL SERVICES & SUPPLIES - 0.4%
 10,335   GeoEye, Inc. (b) ................................       183,033
  8,489   ICF International, Inc. (b) .....................       141,087
                                                              -----------
                                                                  324,120
                                                              -----------
          COMMUNICATIONS EQUIPMENT - 5.1%
 54,273   Harmonic, Inc. (b) ..............................       516,136
 68,933   Nokia Oyj Corp., ADR ............................     1,688,859
 20,827   Research In Motion Ltd. (b) .....................     2,434,676
                                                              -----------
                                                                4,639,671
                                                              -----------
          COMPUTERS & PERIPHERALS - 10.9%
 32,184   Apple, Inc. (b) .................................     5,388,889
 32,434   International Business Machines Corp. ...........     3,844,402
 19,254   Novatel Wireless, Inc. (b) ......................       214,297
 12,230   Stratasys, Inc. (b) .............................       225,766
  5,963   Western Digital Corp. (b) .......................       205,902
                                                              -----------
                                                                9,879,256
                                                              -----------
          CONSTRUCTION & ENGINEERING - 1.6%
  2,774   Foster Wheeler Ltd. (b) .........................       202,918
  2,168   Jacobs Engineering Group, Inc. (b) ..............       174,958
 12,412   Layne Christensen Company (b) ...................       543,521
 16,407   Perini Corp. (b) ................................       542,251
                                                              -----------
                                                                1,463,648
                                                              -----------

                       See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
          DIVERSIFIED CONSUMER SERVICES - 0.6%
 12,668   Apollo Group, Inc., Class A (b) .................   $   560,686
                                                              -----------
          DIVERSIFIED FINANCIAL SERVICES - 5.0%
 44,538   Fortis, ADR .....................................       712,946
 30,309   ING Groep N.V., ADR .............................       956,249
 82,545   JPMorgan Chase & Company ........................     2,832,119
                                                              -----------
                                                                4,501,314
                                                              -----------
          DIVERSIFIED TELECOMMUNICATION SERVICES - 7.5%
 22,022   BT Group PLC, ADR ...............................       874,934
    522   CenturyTel, Inc. (b) ............................        18,578
 54,239   Deutsche Telekom AG, ADR ........................       887,892
 33,045   France Telecom S.A., ADR ........................       979,123
 35,068   Premiere Global Services, Inc. (b) ..............       511,291
  8,634   Qwest Communications International, Inc. ........        33,932
 38,170   Telecom Italia SpA, ADR .........................       761,873
 28,287   Telefonica S.A., ADR ............................     2,251,079
 13,569   Verizon Communications, Inc. ....................       480,343
                                                              -----------
                                                                6,799,045
                                                              -----------
          ELECTRICAL EQUIPMENT - 1.3%
 28,178   EnerSys (b) .....................................       964,533
  4,818   Rockwell Automation, Inc. .......................       210,691
                                                              -----------
                                                                1,175,224
                                                              -----------
          ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
  5,480   FLIR Systems, Inc. (b) ..........................       222,324
 21,420   Methode Electronics, Inc. .......................       223,839
                                                              -----------
                                                                  446,163
                                                              -----------
          ENERGY EQUIPMENT & SERVICES - 1.4%
  5,059   Bolt Technology Corp. (b) .......................       114,182
    622   ENSCO International, Inc. .......................        50,220
 10,746   NATCO Group, Inc., Class A (b) ..................       585,979
  6,292   National-Oilwell Varco, Inc. (b) ................       558,226
                                                              -----------
                                                                1,308,607
                                                              -----------
          HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
  5,093   Cynosure, Inc., Class A (b) .....................       100,943
  1,432   Intuitive Surgical, Inc. (b) ....................       385,781
 10,716   SurModics, Inc. (b) .............................       480,505
                                                              -----------
                                                                  967,229
                                                              -----------
          HEALTH CARE PROVIDERS & SERVICES - 3.5%
  6,991   Air Methods Corp. (b) ...........................       174,775
 15,370   Amedisys, Inc. (b) ..............................       774,955
  5,627   Emergency Medical Services Corp., Class A (b) ...       127,339
 15,720   Express Scripts, Inc. (b) .......................       985,958
 23,025   Medco Health Solutions, Inc. (b) ................     1,086,780
                                                              -----------
                                                                3,149,807
                                                              -----------

                       See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
          HOUSEHOLD DURABLES - 0.6%
  8,158   Garmin Ltd. .....................................   $   349,489
  8,658   Universal Electronics, Inc. (b) .................       180,952
                                                              -----------
                                                                  530,441
                                                              -----------
          HOUSEHOLD PRODUCTS - 0.1%
  1,701   Clorox (The) Company ............................        88,792
                                                              -----------
          INDUSTRIAL CONGLOMERATES - 0.3%
  4,014   McDermott International, Inc. (b) ...............       248,426
                                                              -----------
          INSURANCE - 4.7%
 66,771   Aegon N.V. ......................................       875,368
 35,670   AmTrust Financial Services, Inc. ................       449,442
 24,241   Aon Corp. .......................................     1,113,632
 31,478   Chubb (The), Corp. ..............................     1,542,737
 14,012   eHealth, Inc. (b) ...............................       247,452
                                                              -----------
                                                                4,228,631
                                                              -----------
          INTERNET & CATALOG RETAIL - 0.2%
  1,514   Priceline.com, Inc. (b) .........................       174,806
                                                              -----------
          INTERNET SOFTWARE & SERVICES - 2.9%
    447   Baidu.com, Inc., ADR (b) ........................       139,893
  4,513   Google, Inc., Class A (b) .......................     2,375,733
 17,087   TheStreet.Com, Inc. .............................       111,236
                                                              -----------
                                                                2,626,862
                                                              -----------
          IT SERVICES - 1.2%
 38,837   CyberSource Corp. (b) ...........................       649,743
 72,998   Sapient Corp. (b) ...............................       468,647
                                                              -----------
                                                                1,118,390
                                                              -----------
          LIFE SCIENCES TOOLS & SERVICES - 0.6%
  8,572   Kendle International, Inc. (b) ..................       311,421
  4,260   Waters Corp. (b) ................................       274,770
                                                              -----------
                                                                  586,191
                                                              -----------
          MACHINERY - 3.5%
 10,927   Columbus McKinnon Corp. (b) .....................       263,122
  2,936   Dynamic Materials Corp. .........................        96,741
  9,622   Middleby (The), Corp. (b) .......................       422,502
  5,312   Parker Hannifin Corp. ...........................       378,852
 12,520   RBC Bearings, Inc. (b) ..........................       417,166
 18,986   Robbins & Myers, Inc. ...........................       946,832
  9,813   Sun Hydraulics Corp. ............................       316,666
 11,048   Tennant Company .................................       332,213
                                                              -----------
                                                                3,174,094
                                                              -----------
          MEDIA - 3.8%
110,148   Walt Disney (The), Company ......................     3,436,618
                                                              -----------

                       See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
          METALS & MINING - 4.2%
 29,779   BHP Billiton Ltd., ADR ..........................   $ 2,536,873
  6,244   Olympic Steel, Inc. .............................       474,044
  5,281   Southern Copper Corp. ...........................       563,113
  5,909   Steel Dynamics, Inc. ............................       230,865
                                                              -----------
                                                                3,804,895
                                                              -----------
          OIL, GAS & CONSUMABLE FUELS - 5.3%
 16,145   ENI SpA, ADR ....................................     1,198,443
 23,182   Exxon Mobil Corp. ...............................     2,043,030
 38,406   StatoilHydro ASA, ADR ...........................     1,435,616
  2,352   Valero Energy Corp. .............................        96,855
                                                              -----------
                                                                4,773,944
                                                              -----------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
 33,276   Altera Corp. ....................................       688,813
  4,852   Cypress Semiconductor Corp. (b) .................       120,087
112,617   Intel Corp. .....................................     2,419,013
 26,865   MEMC Electronic Materials, Inc. (b) .............     1,653,272
 26,567   National Semiconductor Corp. ....................       545,686
 12,302   Netlogic Microsystems, Inc. (b) .................       408,426
 10,781   NVIDIA Corp. (b) ................................       201,820
 16,634   Power Integrations, Inc. (b) ....................       525,801
  3,096   Sigma Designs, Inc. (b) .........................        43,003
 83,229   TriQuint Semiconductor, Inc. (b) ................       504,368
                                                              -----------
                                                                7,110,289
                                                              -----------
          SOFTWARE - 7.6%
 20,509   EPIQ Systems, Inc. (b) ..........................       291,228
 17,837   JDA Software Group, Inc. (b) ....................       322,850
222,392   Microsoft Corp. .................................     6,118,004
 18,082   Radiant Systems, Inc. (b) .......................       194,020
                                                              -----------
                                                                6,926,102
                                                              -----------
          SPECIALTY RETAIL - 1.2%
  2,455   AutoZone, Inc. (b) ..............................       297,080
 16,100   Best Buy Company, Inc. ..........................       637,560
  2,868   GameStop Corp., Class A (b) .....................       115,867
                                                              -----------
                                                                1,050,507
                                                              -----------
          TEXTILES, APPAREL & LUXURY GOODS - 0.3%
  1,114   Deckers Outdoor Corp. (b) .......................       155,069
  4,182   Fossil, Inc. (b) ................................       121,571
                                                              -----------
                                                                  276,640
                                                              -----------
          TRADING COMPANY & DISTRIBUTORS - 0.6%
 14,594   Kaman Corp. .....................................       332,159
 15,171   Rush Enterprises, Inc., Class A (b) .............       182,204
                                                              -----------
                                                                  514,363
                                                              -----------

                       See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
          WIRELESS TELECOMMUNICATION SERVICES - 0.2%
  1,978   Millicom International Cellular S.A. ............   $   204,728
                                                              -----------
          TOTAL INVESTMENTS - 100.0% ......................    90,572,596
          (Cost $100,392,246)
          NET OTHER ASSETS AND LIABILITIES - 0.0% .........       (44,183)
                                                              -----------
          NET ASSETS - 100.0% .............................   $90,528,413
                                                              ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

ADR American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $90,572,596
Level 2 - Other Significant Observable Inputs                    --
Level 3 - Significant Unobservable Inputs
                                                                 --
                                                        -----------
TOTAL                                                   $90,572,596
                                                        ===========

                       See Notes to Financial Statements.

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

SHARES                    DESCRIPTION                      VALUE
------   --------------------------------------------   ----------
COMMON STOCKS - 99.9%
         AEROSPACE & DEFENSE - 9.7%
18,020   Honeywell International, Inc. ..............   $  906,046
                                                        ----------
         COMPUTERS & PERIPHERALS - 12.7%
10,018   International Business Machines Corp. ......    1,187,434
                                                        ----------
         DIVERSIFIED FINANCIAL SERVICES - 16.0%
37,647   Citigroup, Inc. ............................      630,964
25,491   JPMorgan Chase & Company ...................      874,596
                                                        ----------
                                                         1,505,560
                                                        ----------
         HOTELS, RESTAURANTS & LEISURE - 11.1%
18,531   McDonald's Corp. ...........................    1,041,813
                                                        ----------
         MEDIA - 11.3%
34,014   Walt Disney (The), Company .................    1,061,237
                                                        ----------
         OIL, GAS & CONSUMABLE FUELS - 10.9%
11,609   Exxon Mobil Corp. ..........................    1,023,101
                                                        ----------
         PHARMACEUTICALS - 9.0%
48,158   Pfizer, Inc. ...............................      841,320
                                                        ----------
         SOFTWARE - 8.9%
30,531   Microsoft Corp. ............................      839,908
                                                        ----------
         SPECIALTY RETAIL - 10.3%
41,332   Home Depot (The), Inc.......................      967,994
                                                        ----------
         TOTAL INVESTMENTS - 99.9%...................    9,374,413
         (Cost $10,943,826)
         NET OTHER ASSETS AND LIABILITIES - 0.1%.....       10,335
                                                        ----------
         NET ASSETS - 100.0% ........................   $9,384,748
                                                        ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------                                   -------------------------
Level 1 - Quoted Prices                                    $9,374,413
Level 2 - Other Significant Observable Inputs                      --
Level 3 - Significant Unobservable Inputs                          --
                                                           ----------
TOTAL                                                      $9,374,413
                                                           ==========

                       See Notes to Financial Statements.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                      VALUE
-------   -------------------------------------------   -------------
COMMON STOCKS - 99.8%
          AUTO COMPONENTS - 6.4%
142,554   Superior Industries International, Inc....     $ 2,406,312
                                                         -----------
          CHEMICALS - 13.7%
127,725   RPM International, Inc. ..................       2,631,135
 90,506   Sensient Technologies Corp. ..............       2,548,649
                                                         -----------
                                                           5,179,784
                                                         -----------
          COMMERCIAL BANKS - 21.2%
196,158   Colonial BancGroup (The), Inc. ...........         867,018
336,670   First BanCorp. ...........................       2,134,488
110,064   KeyCorp ..................................       1,208,503
167,181   South Financial Group (The), Inc. ........         655,350
172,385   Umpqua Holdings Corp. ....................       2,091,030
 66,855   Wachovia Corp. ...........................       1,038,258
                                                         -----------
                                                           7,994,647
                                                         -----------
          DIVERSIFIED FINANCIAL SERVICES - 4.0%
 44,045   JPMorgan Chase & Company .................       1,511,184
                                                         -----------
          HOUSEHOLD DURABLES - 6.7%
327,775   La-Z-Boy, Inc. ...........................       2,507,479
                                                         -----------
          INSURANCE - 5.5%
 59,027   Zenith National Insurance Corp. ..........       2,075,389
                                                         -----------
          MEDIA - 1.9%
179,144   Lee Enterprises, Inc. ....................         714,785
                                                         -----------
          MULTI-UTILITIES - 13.1%
 58,270   DTE Energy Company .......................       2,472,979
138,017   NiSource, Inc. ...........................       2,473,265
                                                         -----------
                                                           4,946,244
                                                         -----------
          PAPER & FOREST PRODUCTS - 5.2%
 82,061   MeadWestvaco Corp. .......................       1,956,334
                                                         -----------
          THRIFTS & MORTGAGE FINANCE - 16.1%
215,659   First Niagara Financial Group, Inc. ......       2,773,375
149,002   People's United Financial, Inc. ..........       2,324,431
199,161   Washington Mutual, Inc. ..................         981,864
                                                         -----------
                                                           6,079,670
                                                         -----------
          TOBACCO - 6.0%
 49,887   Universal Corp. ..........................       2,255,888
                                                         -----------
          TOTAL INVESTMENTS - 99.8% ................      37,627,716
          (Cost $52,093,030)

          NET OTHER ASSETS AND LIABILITIES - 0.2%...          90,025
                                                         -----------
          NET ASSETS - 100.0% ......................     $37,717,741
                                                         ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

                       See Notes to Financial Statements.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------                                   -------------------------
Level 1 - Quoted Prices                                   $37,627,716
Level 2 - Other Significant Observable Inputs                      --
Level 3 - Significant Unobservable Inputs                          --
                                                          -----------
TOTAL                                                     $37,627,716
                                                          ===========

                       See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

 SHARES                      DESCRIPTION                      VALUE
----------   -------------------------------------------   -----------
COMMON STOCKS - 99.3%
             HONG KONG - 39.0%
 2,756,849   BOC Hong Kong (Holdings) Ltd. .............   $ 7,301,136
 2,061,000   Cheung Kong Infrastructure Holdings Ltd....     8,722,667
 1,347,000   Hongkong Electric Holdings Ltd. ...........     8,058,916
12,913,000   PCCW Ltd. .................................     7,816,755
 2,132,000   Yue Yuen Industrial (Holdings) Ltd. .......     5,063,905
                                                           -----------
                                                            36,963,379
                                                           -----------
             UNITED KINGDOM - 33.2%
 1,389,131   BT Group PLC ..............................     5,531,067
 1,346,029   GKN PLC ...................................     5,978,775
 1,189,906   Ladbrokes PLC .............................     6,085,216
 3,237,357   LogicaCMG PLC .............................     6,964,136
   865,140   Tate & Lyle PLC ...........................     6,849,777
                                                           -----------
                                                            31,408,971
                                                           -----------
             UNITED STATES - 27.1%
   258,747   Citigroup, Inc. ...........................     4,336,600
   202,964   General Electric Company ..................     5,417,109
   299,553   General Motors Corp. ......................     3,444,860
   284,059   Home Depot (The), Inc. ....................     6,652,662
   330,947   Pfizer, Inc. ..............................     5,781,644
                                                           -----------
                                                            25,632,875
                                                           -----------
             TOTAL INVESTMENTS - 99.3% .................    94,005,225
             (Cost $118,233,314)
             NET OTHER ASSETS AND LIABILITIES - 0.7% ...       703,716
                                                           -----------
             NET ASSETS - 100.0% .......................   $94,708,941
                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------                                   -------------------------
Level 1 - Quoted Prices                                   $94,005,225
Level 2 - Other Significant Observable Inputs                      --
Level 3 - Significant Unobservable Inputs                          --
                                                          -----------
TOTAL                                                     $94,005,225
                                                          ===========

                       See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Electric Utilities ......................    17.7%
Diversified Telecommunication Services...    14.2
Commercial Banks ........................     7.7
IT Services .............................     7.4
Food Products ...........................     7.2
Specialty Retail ........................     7.0
Hotels, Restaurants & Leisure ...........     6.4
Auto Components .........................     6.3
Pharmaceuticals .........................     6.1
Industrial Conglomerates ................     5.7
Textiles, Apparel & Luxury Goods ........     5.3
Diversified Financial Services ..........     4.6
Automobiles .............................     3.7
Net Other Assets and Liabilities ........     0.7
                                            -----
                                            100.0%
                                            =====

                       See Notes to Financial Statements.

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

SHARES                          DESCRIPTION                             VALUE
------   ---------------------------------------------------------   -----------
COMMON STOCKS - 99.9%
         AEROSPACE & DEFENSE - 8.5%
 9,457   Lockheed Martin Corp. ...................................   $   933,028
                                                                     -----------
         BEVERAGES - 11.7%
 6,399   Anheuser-Busch Companies, Inc. ..........................       397,506
13,947   PepsiCo, Inc. ...........................................       886,890
                                                                     -----------
                                                                       1,284,396
                                                                     -----------
         CAPITAL MARKETS - 2.4%
10,049   Janus Capital Group, Inc. ...............................       265,997
                                                                     -----------
         COMPUTERS & PERIPHERALS - 0.0%
 3,764   Seagate Technology, Inc. (Escrow Shares) (b) (c) ........             0
                                                                     -----------
         DIVERSIFIED CONSUMER SERVICES - 1.9%
 4,580   Apollo Group, Inc., Class A (b) .........................       202,711
                                                                     -----------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
   368   CenturyTel, Inc. (b) ....................................        13,097
 6,126   Qwest Communications International, Inc. ................        24,075
 9,633   Verizon Communications, Inc. ............................       341,008
                                                                     -----------
                                                                         378,180
                                                                     -----------
         ELECTRICAL EQUIPMENT - 1.4%
 3,421   Rockwell Automation, Inc. ...............................       149,600
                                                                     -----------
         ENERGY EQUIPMENT & SERVICES - 0.3%
   440   ENSCO International, Inc. ...............................        35,526
                                                                     -----------
         HEALTH CARE PROVIDERS & SERVICES - 11.4%
 7,697   Express Scripts, Inc. (b) ...............................       482,756
16,346   Medco Health Solutions, Inc. (b) ........................       771,531
                                                                     -----------
                                                                       1,254,287
                                                                     -----------
         HOUSEHOLD PRODUCTS - 0.6%
 1,208   Clorox (The) Company ....................................        63,058
                                                                     -----------
         INSURANCE - 17.2%
17,209   Aon Corp. ...............................................       790,581
22,347   Chubb (The), Corp. ......................................     1,095,226
                                                                     -----------
                                                                       1,885,807
                                                                     -----------
         LIFE SCIENCES TOOLS & SERVICES - 1.8%
 3,024   Waters Corp. (b) ........................................       195,048
                                                                     -----------
         MACHINERY - 2.5%
 3,772   Parker Hannifin Corp. ...................................       269,019
                                                                     -----------
         OIL, GAS & CONSUMABLE FUELS - 13.8%
16,458   Exxon Mobil Corp. .......................................     1,450,444
 1,672   Valero Energy Corp. .....................................        68,853
                                                                     -----------
                                                                       1,519,297
                                                                     -----------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.0%
23,625   Altera Corp. ............................................       489,038
16,161   MEMC Electronic Materials, Inc. (b) .....................       994,548
18,862   National Semiconductor Corp. ............................       387,425
                                                                     -----------
                                                                       1,871,011
                                                                     -----------

                       See Notes to Financial Statements.

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SHARES                           DESCRIPTION                            VALUE
------   ---------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         SPECIALTY RETAIL - 6.0%
 1,741   AutoZone, Inc. (b) ......................................   $   210,678
11,430   Best Buy Company, Inc. ..................................       452,628
                                                                     -----------
                                                                         663,306
                                                                     -----------
         TOTAL INVESTMENTS - 99.9% ...............................    10,970,271
         (Cost $11,981,083)
         NET OTHER ASSETS AND LIABILITIES - 0.1% .................         5,740
                                                                     -----------
         NET ASSETS - 100.0% .....................................   $10,976,011
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Security is fair valued and value is determined in accordance with procedures adopted by the Board of Trustees.

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $10,970,271
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs
                                                                --
                                                       -----------
TOTAL                                                  $10,970,271
                                                       ===========

                       See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

SHARES                           DESCRIPTION                             VALUE
------   ----------------------------------------------------------   ----------
COMMON STOCKS - 100.9%
         CHEMICALS - 5.0%
 6,136   Sigma-Aldrich Corp. ......................................   $  330,485
                                                                      ----------
         COMMUNICATIONS EQUIPMENT - 9.5%
 5,349   Research In Motion Ltd. (b) ..............................      625,298
                                                                      ----------
         COMPUTERS & PERIPHERALS - 8.0%
 3,127   Apple, Inc. (b) ..........................................      523,585
                                                                      ----------
         CONSTRUCTION & ENGINEERING - 7.6%
 6,856   Foster Wheeler Ltd. (b) ..................................      501,516
                                                                      ----------
         DIVERSIFIED CONSUMER SERVICES - 5.4%
 7,985   Apollo Group, Inc., Class A (b) ..........................      353,416
                                                                      ----------
         HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
 1,840   Intuitive Surgical, Inc. (b) .............................      495,696
                                                                      ----------
         HEALTH CARE PROVIDERS & SERVICES - 8.2%
 8,575   Express Scripts, Inc. (b) ................................      537,824
                                                                      ----------
         HOUSEHOLD DURABLES - 4.1%
 6,304   Garmin Ltd. ..............................................      270,063
                                                                      ----------
         INTERNET SOFTWARE & SERVICES - 12.5%
 1,126   Baidu.com, Inc., ADR (b) .................................      352,393
   891   Google, Inc., Class A (b) ................................      469,040
                                                                      ----------
                                                                         821,433
                                                                      ----------
         METALS & MINING - 5.4%
 9,096   Steel Dynamics, Inc. .....................................      355,381
                                                                      ----------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8%
23,367   Intel Corp. ..............................................      501,923
17,973   NVIDIA Corp. (b) .........................................      336,455
                                                                      ----------
                                                                         838,378
                                                                      ----------
         SOFTWARE - 7.2%
17,310   Microsoft Corp. ..........................................      476,198
                                                                      ----------
         WIRELESS TELECOMMUNICATION SERVICES - 7.7%
 4,884   Millicom International Cellular S.A. .....................      505,495
                                                                      ----------
         TOTAL INVESTMENTS - 100.9% ...............................    6,634,768
         (Cost $ 7,673,326)
         NET OTHER ASSETS AND LIABILITIES - (0.9%) ................      (55,926)
                                                                      ----------
         NET ASSETS - 100.0% ......................................   $6,578,842
                                                                      ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

ADR  American Depositary Receipt

                       See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $6,634,768
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                        ----------
TOTAL                                                   $6,634,768
                                                        ==========

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   -----------
COMMON STOCKS - 100.3%
         AIRLINES - 0.5%
 3,557   Alaska Air Group, Inc. (b)....................    $    54,564
                                                           -----------
         AUTO COMPONENTS - 1.7%
10,997   Superior Industries International, Inc........        185,629
                                                           -----------
         AUTOMOBILES - 1.2%
   552   Daimler AG....................................         34,042
 1,612   Honda Motor Company Ltd., ADR.................         54,856
   504   Toyota Motor Corp., ADR.......................         47,376
                                                           -----------
                                                               136,274
                                                           -----------
         CAPITAL MARKETS - 0.9%
   886   Credit Suisse Group, ADR......................         40,145
   411   Deutsche Bank AG..............................         35,079
 1,299   UBS AG (b)....................................         26,837
                                                           -----------
                                                               102,061
                                                           -----------
         CHEMICALS - 8.5%
 1,760   Mosaic (The), Company (b).....................        254,672
 1,273   Potash Corp. of Saskatchewan, Inc.............        290,970
 9,855   RPM International, Inc........................        203,013
 6,977   Sensient Technologies Corp....................        196,472
                                                           -----------
                                                               945,127
                                                           -----------
         COMMERCIAL BANKS - 9.2%
 1,169   Allied Irish Banks PLC, ADR...................         35,994
 1,329   Barclays PLC, ADR.............................         30,766
   738   Canadian Imperial Bank of Commerce............         40,546
15,133   Colonial BancGroup (The), Inc.................         66,888
 2,220   Community Bank System, Inc....................         45,776
33,304   First BanCorp.................................        211,147
 8,491   KeyCorp.......................................         93,231
   723   Kookmin Bank, ADR.............................         42,303
 1,418   Lloyds TSB Group PLC, ADR.....................         34,982
 5,781   Mitsubishi UFJ Financial Group, Inc., ADR.....         50,873
 1,032   Royal Bank of Canada..........................         46,099
 5,981   Royal Bank of Scotland Group PLC, ADR.........         25,658
12,899   South Financial Group (The), Inc..............         50,564
13,299   Umpqua Holdings Corp..........................        161,317
 5,277   Wachovia Corp.................................         81,952
                                                           -----------
                                                             1,018,096
                                                           -----------
         COMMERCIAL SERVICES & SUPPLIES - 1.7%
 4,627   Kelly Services Inc., Class A..................         89,440
 1,285   School Specialty, Inc. (b)....................         38,203
 6,082   Spherion Corp. (b)............................         28,099
 2,453   Volt Information Sciences, Inc. (b)...........         29,215
                                                           -----------
                                                               184,957
                                                           -----------

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         COMMUNICATIONS EQUIPMENT - 5.8%
15,508   Nokia Oyj Corp., ADR..........................    $   379,946
 2,252   Research In Motion Ltd. (b)...................        263,259
                                                           -----------
                                                               643,205
                                                           -----------
         COMPUTERS & PERIPHERALS - 5.9%
 3,480   Apple, Inc. (b)...............................        582,691
 1,667   Hutchinson Technology, Inc. (b)...............         22,405
 1,344   Western Digital Corp. (b).....................         46,408
                                                           -----------
                                                               651,504
                                                           -----------
         CONSTRUCTION & ENGINEERING - 0.4%
   488   Jacobs Engineering Group, Inc. (b)............         39,382
                                                           -----------
         DISTRIBUTORS - 0.3%
 3,594   Audiovox Corp., Class A (b)...................         35,293
                                                           -----------
         DIVERSIFIED CONSUMER SERVICES - 0.3%
   670   Apollo Group, Inc., Class A (b)...............         29,654
                                                           -----------
         DIVERSIFIED FINANCIAL SERVICES - 1.8%
 1,363   ING Groep N.V., ADR...........................         43,003
 4,643   JPMorgan Chase & Company......................        159,301
                                                           -----------
                                                               202,304
                                                           -----------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
 2,438   Deutsche Telekom AG, ADR......................         39,910
 1,485   France Telecom S.A., ADR......................         44,001
 2,183   Nippon Telegraph & Telephone Corp., ADR.......         53,047
 1,719   Telecom Italia SpA, ADR.......................         34,311
 6,364   Telefonica S.A., ADR..........................        506,447
                                                           -----------
                                                               677,716
                                                           -----------
         ELECTRIC UTILITIES - 2.2%
 2,512   Idacorp, Inc..................................         72,572
 2,532   Korea Electric Power Corp., ADR...............         36,790
 5,193   Sierra Pacific Resources......................         66,003
 3,391   Westar Energy, Inc............................         72,940
                                                           -----------
                                                               248,305
                                                           -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
 2,245   Arrow Electronics, Inc. (b)...................         68,966
 1,233   FLIR Systems, Inc. (b)........................         50,023
13,364   Kemet Corp. (b)...............................         43,299
 7,810   Vishay Intertechnology, Inc. (b)..............         69,275
                                                           -----------
                                                               231,563
                                                           -----------
         ENERGY EQUIPMENT & SERVICES - 2.1%
 1,416   National-Oilwell Varco, Inc. (b)..............        125,628
 1,589   Tidewater, Inc................................        103,333
                                                           -----------
                                                               228,961
                                                           -----------
         FOOD PRODUCTS - 0.4%
 1,902   TreeHouse Foods, Inc. (b).....................         46,143
                                                           -----------

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         GAS UTILITIES - 0.4%
 1,589   Atmos Energy Corp.............................    $    43,809
                                                           -----------
         HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
   155   Intuitive Surgical, Inc. (b)..................         41,757
                                                           -----------
         HEALTH CARE PROVIDERS & SERVICES - 1.7%
 3,591   Kindred Healthcare, Inc. (b)..................        103,277
 3,012   LifePoint Hospitals, Inc. (b).................         85,240
                                                           -----------
                                                               188,517
                                                           -----------
         HOTELS, RESTAURANTS & LEISURE - 1.1%
 3,319   Bob Evans Farms, Inc..........................         94,923
 2,986   O'Charley's, Inc..............................         30,039
                                                           -----------
                                                               124,962
                                                           -----------
         HOUSEHOLD DURABLES - 3.1%
   881   Garmin Ltd....................................         37,742
23,522   La-Z-Boy, Inc.................................        179,943
 1,192   Mohawk Industries, Inc. (b)...................         76,407
   848   National Presto Industries, Inc...............         54,425
                                                           -----------
                                                               348,517
                                                           -----------
         INDUSTRIAL CONGLOMERATES - 0.5%
   904   McDermott International, Inc. (b).............         55,949
                                                           -----------
         INSURANCE - 7.0%
 3,005   Aegon N.V.....................................         39,396
 2,494   Allianz SE, ADR...............................         43,520
 3,046   American Financial Group, Inc.................         81,481
   887   Everest Re Group Ltd..........................         70,703
 1,955   Hanover Insurance Group (The), Inc............         83,088
 3,145   HCC Insurance Holdings, Inc...................         66,485
 2,529   Presidential Life Corp........................         38,997
 1,205   Safety Insurance Group, Inc...................         42,958
 1,942   Selective Insurance Group, Inc................         36,432
 1,485   United Fire & Casualty Company................         39,991
 3,021   W.R. Berkley Corp.............................         72,987
 4,554   Zenith National Insurance Corp................        160,119
                                                           -----------
                                                               776,157
                                                           -----------
         INTERNET & CATALOG RETAIL - 0.3%
   340   Priceline.com, Inc. (b).......................         39,256
                                                           -----------
         LEISURE EQUIPMENT & PRODUCTS - 0.4%
 1,886   Jakks Pacific, Inc. (b).......................         41,209
                                                           -----------
         MACHINERY - 0.7%
 1,109   Axsys Technologies, Inc. (b)..................         57,712
   659   Dynamic Materials Corp........................         21,714
                                                           -----------
                                                                79,426
                                                           -----------

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         MEDIA - 1.8%
 1,091   AH Belo Corp., Class A........................    $     6,219
 5,090   Belo Corp., Class A...........................         37,208
19,964   Lee Enterprises, Inc..........................         79,656
 2,530   Scholastic Corp. (b)..........................         72,510
                                                           -----------
                                                               195,593
                                                           -----------
         METALS & MINING - 6.3%
 6,697   BHP Billiton Ltd., ADR........................        570,518
 1,190   Southern Copper Corp..........................        126,890
                                                           -----------
                                                               697,408
                                                           -----------
         MULTI-UTILITIES - 4.3%
 2,066   Avista Corp...................................         44,336
 4,494   DTE Energy Company............................        190,725
10,651   NiSource, Inc.................................        190,866
 4,064   PNM Resources, Inc............................         48,605
                                                           -----------
                                                               474,532
                                                           -----------
         MULTILINE RETAIL - 0.5%
 4,530   Fred's Inc., Class A..........................         50,917
                                                           -----------
         OIL, GAS & CONSUMABLE FUELS - 2.9%
 2,123   Cimarex Energy Company........................        147,909
   725   ENI SpA, ADR..................................         53,817
 1,484   Repsol YPF S.A., ADR..........................         58,277
 1,727   StatoilHydro ASA, ADR.........................         64,555
                                                           -----------
                                                               324,558
                                                           -----------
         PAPER & FOREST PRODUCTS - 1.4%
 6,330   MeadWestvaco Corp.............................        150,907
                                                           -----------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
 2,008   Colonial Properties Trust.....................         40,200
                                                           -----------
         ROAD & RAIL - 2.4%
 7,073   Avis Budget Group, Inc. (b)...................         59,201
 2,593   Kansas City Southern (b)......................        114,066
 5,137   Werner Enterprises, Inc.......................         95,445
                                                           -----------
                                                               268,712
                                                           -----------
         SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.7%
 3,349   Actel Corp. (b)...............................         56,431
 3,335   Brooks Automation, Inc. (b)...................         27,581
 1,092   Cypress Semiconductor Corp. (b)...............         27,027
   923   MEMC Electronic Materials, Inc. (b)...........         56,801
 2,298   MKS Instruments, Inc. (b).....................         50,326
 3,543   Photronics, Inc. (b)..........................         24,943
15,337   RF Micro Devices, Inc. (b)....................         44,477
   695   Sigma Designs, Inc. (b).......................          9,654
                                                           -----------
                                                               297,240
                                                           -----------

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         SPECIALTY RETAIL - 2.4%
 5,172   Collective Brands, Inc. (b)...................    $    60,150
   645   GameStop Corp., Class A (b)...................         26,058
 3,442   Jo-Ann Stores, Inc. (b).......................         79,269
 3,868   Pep Boys-Manny, Moe & Jack (The)..............         33,729
 2,280   Sonic Automotive, Inc., Class A...............         29,389
 3,042   Stage Stores, Inc.............................         35,500
                                                           -----------
                                                               264,095
                                                           -----------
         TEXTILES, APPAREL & LUXURY GOODS - 0.6%
   250   Deckers Outdoor Corp. (b).....................         34,800
   938   Fossil, Inc. (b)..............................         27,268
                                                           -----------
                                                                62,068
                                                           -----------
         THRIFTS & MORTGAGE FINANCE - 4.5%
 4,068   Corus Bankshares, Inc.........................         16,923
16,638   First Niagara Financial Group, Inc............        213,965
 1,249   FirstFed Financial Corp. (b)..................         10,042
11,498   People's United Financial, Inc................        179,369
15,364   Washington Mutual, Inc........................         75,745
                                                           -----------
                                                               496,044
                                                           -----------
         TOBACCO - 1.6%
 3,850   Universal Corp................................        174,097
                                                           -----------
         TRADING COMPANIES & DISTRIBUTORS - 1.8%
 2,405   GATX Corp.....................................        106,614
 4,831   United Rentals, Inc. (b)......................         94,736
                                                           -----------
                                                               201,350
                                                           -----------
         TOTAL INVESTMENTS - 100.3%
         (Cost $12,754,117)............................     11,098,018
         NET OTHER ASSETS AND LIABILITIES - (0.3%).....        (35,086)
                                                           -----------
         NET ASSETS - 100.0%...........................    $11,062,932
                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

ADR  American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------                                   -------------------------
Level 1 - Quoted Prices                                     $11,098,018
Level 2 - Other Significant Observable Inputs                        --
Level 3 - Significant Unobservable Inputs                            --
                                                            -----------
TOTAL                                                       $11,098,018
                                                            ===========

                       See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - 99.9%
          CHEMICALS - 23.9%
 32,598   Mosaic (The), Company (b) .......................   $ 4,716,931
 21,666   Potash Corp. of Saskatchewan, Inc. ..............     4,952,198
                                                              -----------
                                                                9,669,129
                                                              -----------
          COMMUNICATIONS EQUIPMENT - 12.6%
 80,644   Nokia Oyj Corp., ADR ............................     1,975,778
 26,716   Research In Motion Ltd. (b) .....................     3,123,100
                                                              -----------
                                                                5,098,878
                                                              -----------
          COMPUTERS & PERIPHERALS - 8.3%
 15,633   Apple, Inc. (b) .................................     2,617,589
 21,417   Western Digital Corp. (b) .......................       739,529
                                                              -----------
                                                                3,357,118
                                                              -----------
          CONSTRUCTION & ENGINEERING - 2.4%
 11,851   Jacobs Engineering Group, Inc. (b) ..............       956,376
                                                              -----------
          DIVERSIFIED CONSUMER SERVICES - 1.8%
 16,339   Apollo Group, Inc., Class A (b) .................       723,164
                                                              -----------
          DIVERSIFIED TELECOMMUNICATION SERVICES - 6.2%
 31,829   Telefonica S.A., ADR ............................     2,532,952
                                                              -----------
          ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
 12,780   FLIR Systems, Inc. (b) ..........................       518,485
                                                              -----------
          ENERGY EQUIPMENT & SERVICES - 7.5%
 34,407   National-Oilwell Varco, Inc. (b) ................     3,052,589
                                                              -----------
          HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
  3,767   Intuitive Surgical, Inc. (b) ....................     1,014,830
                                                              -----------
          HOUSEHOLD DURABLES - 2.3%
 21,437   Garmin Ltd. .....................................       918,361
                                                              -----------
          INDUSTRIAL CONGLOMERATES - 3.3%
 21,942   McDermott International, Inc. (b) ...............     1,357,990
                                                              -----------
          INTERNET & CATALOG RETAIL - 1.0%
  3,684   Priceline.com, Inc. (b) .........................       425,355
                                                              -----------
          MACHINERY - 2.0%
 11,485   Axsys Technologies, Inc. (b) ....................       597,679
  6,847   Dynamic Materials Corp. .........................       225,609
                                                              -----------
                                                                  823,288
                                                              -----------
          METALS & MINING - 17.0%
 43,781   BHP Billiton Ltd., ADR ..........................     3,729,703
 29,539   Southern Copper Corp. ...........................     3,149,744
                                                              -----------
                                                                6,879,447
                                                              -----------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
 15,713   Cypress Semiconductor Corp. (b) .................       388,897
 22,428   MEMC Electronic Materials, Inc. (b) .............     1,380,219
  7,224   Sigma Designs, Inc. (b) .........................       100,341
                                                              -----------
                                                                1,869,457
                                                              -----------

                       See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

 SHARES                   DESCRIPTION                            VALUE
-------   -------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
          SPECIALTY RETAIL - 1.6%
 15,625   GameStop Corp., Class A (b) .....................   $   631,250
                                                              -----------
          TEXTILES, APPAREL & LUXURY GOODS - 1.6%
  2,599   Deckers Outdoor Corp. (b) .......................       361,781
  9,761   Fossil, Inc. (b) ................................       283,752
                                                              -----------
                                                                  645,533
                                                              -----------
          TOTAL INVESTMENTS - 99.9%
             (Cost $ 38,364,107) ..........................    40,474,202
          NET OTHER ASSETS AND LIABILITIES - 0.1% .........        22,675
                                                              -----------
          NET ASSETS - 100.0% .............................   $40,496,877
                                                              ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

ADR American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows (See Note 2A Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $40,474,202
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $40,474,202
                                                       ===========

                       See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                               THE DOW(R)     GLOBAL
                                                                   TARGET       THE DOW(R)      TARGET       DIVIDEND
                                                                 MANAGED VIP     DART 10       DIVIDEND     TARGET 15
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1) ...................................   $ 90,572,596   $ 9,374,413   $ 37,627,716   $ 94,005,225
Cash ........................................................             --            --             --             --
Prepaid expenses ............................................          4,112           384          2,058          5,660
Receivables:
   Dividends ................................................         46,603            --        128,926        552,407
   Dividend reclaim .........................................         11,000            --             --             --
   Interest .................................................            292            85            104            287
   Investment securities sold ...............................      2,992,187        99,619        822,576      1,999,563
   Investment advisory fees .................................             --            --             --             --
Other assets ................................................             --            --            298             --
                                                                ------------   -----------   ------------   ------------
      Total Assets ..........................................     93,626,790     9,474,501     38,581,678     96,563,142
                                                                ------------   -----------   ------------   ------------
LIABILITIES:
Payables
   Due to custodian .........................................      2,322,264        11,086        578,779      1,318,013
   Investment advisory fees .................................         50,818         3,422         22,210         52,552
   Membership Interest servicing fees .......................         85,003         8,979         41,751         89,057
   12b-1 service fees .......................................         21,174         2,148          9,254         21,897
   Custodian fees ...........................................          5,792         3,255          1,763          4,718
   Administrative fees ......................................          2,202           223            962          2,277
   Audit fees ...............................................          8,054         8,054          8,054          8,054
   Legal fees ...............................................         24,086         2,290         12,010         15,862
   Printing fees ............................................          5,113         5,113          5,113          5,113
   Membership Interests redeemed ............................        566,742        42,330        180,934        325,051
   Trustees' fees and expenses ..............................          2,116           157          1,070             --
Accrued expenses and other payables .........................          5,013         2,696          2,037         11,607
                                                                ------------   -----------   ------------   ------------
      Total Liabilities .....................................      3,098,377        89,753        863,937      1,854,201
                                                                ------------   -----------   ------------   ------------
NET ASSETS ..................................................   $ 90,528,413   $ 9,384,748   $ 37,717,741   $ 94,708,941
                                                                ============   ===========   ============   ============
(1) Investments, at cost ....................................   $100,392,246   $10,943,826   $ 52,093,030   $118,233,314
                                                                ============   ===========   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital .............................................   $ 51,466,775   $ 7,239,662   $ 44,922,434   $ 74,557,635
Accumulated net investment income (loss) ....................      3,079,709     1,102,263      5,048,159      9,457,511
Accumulated net realized gain (loss) on investments sold and
   foreign currency transactions ............................     45,801,579     2,612,236      2,212,462     34,919,022
Net unrealized appreciation (depreciation) on investments and
   foreign currency transactions ............................     (9,819,650)   (1,569,413)   (14,465,314)   (24,225,227)
                                                                ------------   -----------   ------------   ------------
NET ASSETS ..................................................   $ 90,528,413   $ 9,384,748   $ 37,717,741   $ 94,708,941
                                                                ============   ===========   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets / Membership
   Interests outstanding) ...................................   $      10.97   $      9.12   $       8.63   $      19.81
                                                                ============   ===========   ============   ============
Number of Membership Interests outstanding ..................      8,251,543     1,028,849      4,373,007      4,779,714
                                                                ============   ===========   ============   ============

                       See Notes to Financial Statements.

                                                                                              FIRST TRUST
                                                                    S&P(R)      NASDAQ(R)       TARGET      VALUE LINE(R)
                                                                  TARGET 24     TARGET 15     FOCUS FOUR     TARGET 25
                                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1) ...................................   $ 10,970,271   $ 6,634,768   $ 11,098,018   $ 40,474,202
Cash ........................................................         94,146            --             --        119,663
Prepaid expenses ............................................            389           308            178          1,108
Receivables:
   Dividends ................................................          8,600           930         15,631            960
   Dividend reclaim .........................................             --            --            937          1,728
   Interest .................................................             87            86            104             --
   Investment securities sold ...............................             --       149,204        708,443             --
   Investment advisory fees .................................          2,204            --         42,901             --
Other assets ................................................             --            15             --             --
                                                                ------------   -----------   ------------   ------------
      Total Assets ..........................................     11,075,697     6,785,311     11,866,212     40,597,661
                                                                ------------   -----------   ------------   ------------
LIABILITIES:
Payables
   Due to custodian .........................................             --        14,553        688,674             --
   Investment advisory fees .................................             --         3,607             --         20,763
   Membership Interest servicing fees .......................          9,115         5,461          9,269         30,742
   12b-1 service fees .......................................          2,420         1,503          2,709          8,651
   Custodian fees ...........................................            195           558            460          2,450
   Administrative fees ......................................            252           156            282            900
   Audit fees ...............................................          8,054         8,054          8,054          8,054
   Legal fees ...............................................          2,766         1,256            662          5,299
   Printing fees ............................................          5,113         5,113          5,113          5,113
   Membership Interests redeemed ............................         70,155       165,719         88,000         12,048
   Trustees' fees and expenses ..............................            106            --             --              8
Accrued expenses and other payables .........................          1,510           489             57          6,756
                                                                ------------   -----------   ------------   ------------
      Total Liabilities .....................................         99,686       206,469        803,280        100,784
                                                                ------------   -----------   ------------   ------------
NET ASSETS ..................................................   $ 10,976,011   $ 6,578,842   $ 11,062,932   $ 40,496,877
                                                                ============   ===========   ============   ============
(1) Investments, at cost ....................................   $ 11,981,083   $ 7,673,326   $ 12,754,117   $ 38,364,107
                                                                ============   ===========   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital .............................................   $ 10,580,744   $ 8,986,504   $ 29,400,845   $ 25,035,859
Accumulated net investment income (loss) ....................          1,414      (449,277)      (141,540)      (967,472)
Accumulated net realized gain (loss) on investments sold and
   foreign currency transactions ............................      1,404,665      (919,827)   (16,540,274)    14,318,395
Net unrealized appreciation (depreciation) on investments and
   foreign currency transactions ............................     (1,010,812)   (1,038,558)    (1,656,099)     2,110,095
                                                                ------------   -----------   ------------   ------------
NET ASSETS ..................................................   $ 10,976,011   $ 6,578,842   $ 11,062,932   $ 40,496,877
                                                                ============   ===========   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets / Membership
   Interests outstanding) ...................................   $       8.43   $      9.99   $       4.80   $       5.76
                                                                ============   ===========   ============   ============
Number of Membership Interests outstanding ..................      1,301,423       658,780      2,305,373      7,025,434
                                                                ============   ===========   ============   ============

                       See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                               THE DOW(R)      GLOBAL
                                                                   TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                                 MANAGED VIP     DART 10       DIVIDEND      TARGET 15
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends ...................................................   $  1,487,632   $   155,028   $  1,300,674   $  2,714,340
Foreign withholding tax on dividend income ..................       (140,829)           --         (2,443)            --
Interest ....................................................          7,175           835          6,067         12,923
                                                                ------------   -----------   ------------   ------------
   Total investment income ..................................      1,353,978       155,863      1,304,298      2,727,263
                                                                ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees ....................................        338,665        36,595        179,101        368,234
Membership Interest servicing fees ..........................        184,628        19,991         97,513        199,981
12b-1 service fees ..........................................        141,110        15,248         74,625        153,431
Fund accounting fees ........................................         31,044         3,354         16,412         33,755
Custodian fees ..............................................         66,739         9,932         20,008         73,214
Administration fees .........................................         14,675         1,586          7,758         15,957
Audit fees ..................................................          8,554         8,554          8,554          8,554
Legal fees ..................................................         11,726           153          5,590         15,633
Printing fees ...............................................          5,217         5,217          5,217          5,217
Trustees' fees and expenses .................................          6,829           795          3,511          6,412
Other .......................................................         12,197         5,478          7,507         19,269
                                                                ------------   -----------   ------------   ------------
   Total expenses ...........................................        821,384       106,903        425,796        899,657
   Fees waived or expenses reimbursed by the investment
      advisor ...............................................             --       (16,522)            --             --
                                                                ------------   -----------   ------------   ------------
Net expenses ................................................        821,384        90,381        425,796        899,657
                                                                ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS) ................................        532,594        65,482        878,502      1,827,606
                                                                ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ..............................................      4,306,044      (412,121)    (6,789,205)    10,680,412
   Foreign currency transactions ............................             --            --             --        (87,401)
                                                                ------------   -----------   ------------   ------------
Net realized gain (loss) ....................................      4,306,044      (412,121)    (6,789,205)    10,593,011
                                                                ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ..............................................    (27,888,967)   (1,612,354)   (11,953,627)   (37,657,727)
   Foreign currency translation .............................             --            --             --          9,773
                                                                ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) ........    (27,888,967)   (1,612,354)   (11,953,627)   (37,647,954)
                                                                ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) .....................    (23,582,923)   (2,024,475)   (18,742,832)   (27,054,943)
                                                                ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................   $(23,050,329)  $(1,958,993)  $(17,864,330)  $(25,227,337)
                                                                ============   ===========   ============   ============

                       See Notes to Financial Statements.

                                                                                    FIRST TRUST
                                                          S&P(R)      NASDAQ(R)       TARGET      VALUE LINE(R)
                                                        TARGET 24     TARGET 15     FOCUS FOUR     TARGET 25
                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                       -----------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends ..........................................   $    88,086   $    25,963   $    164,007   $    238,008
Foreign withholding tax on dividend income .........            --        (1,797)       (10,457)       (20,563)
Interest ...........................................         1,979         1,296          2,208          4,889
                                                       -----------   -----------   ------------   ------------
   Total investment income .........................        90,065        25,462        155,758        222,334
                                                       -----------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees ...........................        36,113        22,564         32,419        112,940
Membership Interest servicing fees .................        19,668        12,247         17,416         61,073
12b-1 service fees .................................        15,047         9,401         13,508         47,059
Fund accounting fees ...............................         3,310         2,068          2,972         10,353
Custodian fees .....................................        10,728         7,707         49,865          9,048
Administration fees ................................         1,565           978          1,404          4,894
Audit fees .........................................         8,554         8,554          8,554          8,554
Legal fees .........................................           920           592            431          2,664
Printing fees ......................................         5,217         5,217          5,217          5,217
Trustees' fees and expenses ........................           648           349            311          1,664
Other ..............................................            76         2,223          3,505          4,094
                                                       -----------   -----------   ------------   ------------
   Total expenses ..................................       101,846        71,900        135,602        267,560
   Fees waived or expenses reimbursed by the
      investment advisor ...........................       (13,064)      (16,600)       (61,963)            --
                                                       -----------   -----------   ------------   ------------
Net expenses .......................................        88,782        55,300         73,639        267,560
                                                       -----------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .......................         1,283       (29,838)        82,119        (45,226)
                                                       -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .....................................      (375,911)     (276,992)      (995,931)     3,348,230
   Foreign currency transactions ...................            --            --             --             --
                                                       -----------   -----------   ------------   ------------
Net realized gain (loss) ...........................      (375,911)     (276,992)      (995,931)     3,348,230
                                                       -----------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)
   on:
   Investments .....................................    (1,592,450)   (1,946,751)    (1,680,316)    (5,052,462)
   Foreign currency translation ....................            --            --             --             --
                                                       -----------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)    (1,592,450)   (1,946,751)    (1,680,316)    (5,052,462)
                                                       -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ............    (1,968,361)   (2,223,743)    (2,676,247)    (1,704,232)
                                                       -----------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................   $(1,967,078)  $(2,253,581)  $ (2,594,128)  $ (1,749,458)
                                                       ===========   ===========   ============   ============

                       See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                 THE DOW(R)       GLOBAL
                                                     TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                   MANAGED VIP      DART 10       DIVIDEND       TARGET 15
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss) ..................   $    532,594    $    65,482   $    878,502   $  1,827,606
Net realized gain (loss) ......................      4,306,044       (412,121)    (6,789,205)    10,593,011
Net change in unrealized appreciation
   (depreciation) .............................    (27,888,967)    (1,612,354)   (11,953,627)   (37,647,954)
                                                  ------------    -----------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations ............................    (23,050,329)    (1,958,993)   (17,864,330)   (25,227,337)
Net increase (decrease) in net assets from
   Membership Interest transactions ...........    (60,555,371)    (4,828,168)   (27,318,055)   (53,805,071)
                                                  ------------    -----------   ------------   ------------
Total increase (decrease) in net assets .......    (83,605,700)    (6,787,161)   (45,182,385)   (79,032,408)
NET ASSETS:
Beginning of period ...........................    174,134,113     16,171,909     82,900,126    173,741,349
                                                  ------------    -----------   ------------   ------------
End of period .................................   $ 90,528,413    $ 9,384,748   $ 37,717,741   $ 94,708,941
                                                  ============    ===========   ============   ============
Accumulated net investment income (loss) at
   end of period ..............................   $  3,079,709    $ 1,102,263   $  5,048,159   $  9,457,511
                                                  ============    ===========   ============   ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                 THE DOW(R)       GLOBAL
                                                      TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                   MANAGED VIP      DART 10       DIVIDEND       TARGET 15
                                                    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss) ..................   $    994,670   $    216,930   $  1,957,024   $  4,143,304
Net realized gain (loss) ......................     16,852,935      1,956,422     10,059,289     18,662,899
Net change in unrealized appreciation
   (depreciation) .............................     (1,461,244)    (2,105,131)   (11,223,606)    (7,356,199)
                                                  ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations ............................     16,386,361         68,221        792,707     15,450,004
Net increase (decrease) in net assets from
   Membership Interest transactions ...........    (46,120,091)   (11,850,865)   (18,798,819)    29,454,975
                                                  ------------   ------------   ------------   ------------
Total increase (decrease) in net assets .......    (29,733,730)   (11,782,644)   (18,006,112)    44,904,979
NET ASSETS:
Beginning of period ...........................    203,867,843     27,954,553    100,906,238    128,836,370
                                                  ------------   ------------   ------------   ------------
End of period .................................   $174,134,113   $ 16,171,909   $ 82,900,126   $173,741,349
                                                  ============   ============   ============   ============
Accumulated net investment income (loss) at
   end of period ..............................   $  2,547,115   $  1,036,781   $  4,169,657   $  7,629,905
                                                  ============   ============   ============   ============

                       See Notes to Financial Statements.

                                                                              FIRST TRUST
                                                     S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
                                                   TARGET 24     TARGET 15        FOUR         TARGET 25
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  -----------   -----------   ------------   -------------
OPERATIONS:
Net investment income (loss) ..................   $     1,283   $   (29,838)   $    82,119    $   (45,226)
Net realized gain (loss) ......................      (375,911)     (276,992)      (995,931)     3,348,230
Net change in unrealized appreciation
   (depreciation) .............................    (1,592,450)   (1,946,751)    (1,680,316)    (5,052,462)
                                                  -----------   -----------    -----------    -----------
Net increase (decrease) in net assets resulting
   from operations ............................    (1,967,078)   (2,253,581)    (2,594,128)    (1,749,458)
Net increase (decrease) in net assets from
   Membership Interest transactions ...........    (2,846,148)   (2,483,590)       949,219     (1,751,962)
                                                  -----------   -----------    -----------    -----------
Total increase (decrease) in net assets .......    (4,813,226)   (4,737,171)    (1,644,909)    (3,501,420)
NET ASSETS:
Beginning of period ...........................    15,789,237    11,316,013     12,707,841     43,998,297
                                                  -----------   -----------    -----------    -----------
End of period .................................   $10,976,011   $ 6,578,842    $11,062,932    $40,496,877
                                                  ===========   ===========    ===========    ===========
Accumulated net investment income (loss) at
   end of period ..............................   $     1,414   $  (449,277)   $  (141,540)   $  (967,472)
                                                  ===========   ===========    ===========    ===========

                                                                               FIRST TRUST
                                                     S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
                                                   TARGET 24     TARGET 15        FOUR         TARGET 25
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  -----------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss) ..................   $    67,438   $   (30,857)   $    88,560    $  (154,862)
Net realized gain (loss) ......................       616,434     1,513,814        691,356        807,899
Net change in unrealized appreciation
   (depreciation) .............................      (102,231)       70,115       (536,432)     6,072,635
                                                  -----------   -----------    -----------    -----------
Net increase (decrease) in net assets resulting
   from operations ............................       581,641     1,553,072        243,484      6,725,672
Net increase (decrease) in net assets from
   Membership Interest transactions ...........      (849,064)    2,445,352      6,730,425     (6,502,992)
                                                  -----------   -----------    -----------    -----------
Total increase (decrease) in net assets .......      (267,423)    3,998,424      6,973,909        222,680
NET ASSETS:
Beginning of period ...........................    16,056,660     7,317,589      5,733,932     43,775,617
                                                  -----------   -----------    -----------    -----------
End of period .................................   $15,789,237   $11,316,013    $12,707,841    $43,998,297
                                                  ===========   ===========    ===========    ===========
Accumulated net investment income (loss) at
   end of period ..............................   $       131   $  (419,439)   $  (223,659)   $  (922,246)
                                                  ===========   ===========    ===========    ===========

                       See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                               GLOBAL
                               TARGET       THE DOW(R)       THE DOW(R)       DIVIDEND
                             MANAGED VIP      DART 10     TARGET DIVIDEND     TARGET 15
                              PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                            ------------   ------------   ---------------   ------------
AMOUNT:
Sold ....................   $ 14,393,359   $  2,015,447     $ 10,918,631    $ 12,982,170
Redeemed ................    (74,948,730)    (6,843,615)     (38,236,686)    (66,787,241)
                            ------------   ------------     ------------    ------------
Net increase (decrease)..   $(60,555,371)  $ (4,828,168)    $(27,318,055)   $(53,805,071)
                            ============   ============     ============    ============
MEMBERSHIP INTEREST:
Sold ....................      1,257,055        194,019          930,177         558,744
Redeemed ................     (6,582,471)      (687,010)      (3,590,514)     (3,029,341)
                            ------------   ------------     ------------    ------------
Net increase (decrease)..     (5,325,416)      (492,991)      (2,660,337)     (2,470,597)
                            ============   ============     ============    ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                               GLOBAL
                               TARGET       THE DOW(R)        THE DOW(R)      DIVIDEND
                             MANAGED VIP      DART 10     TARGET DIVIDEND     TARGET 15
                              PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                            ------------   ------------   ---------------   ------------
AMOUNT:
Sold ....................   $ 33,198,995   $  9,054,867    $ 31,501,103     $110,666,005
Redeemed ................    (79,319,086)   (20,905,732)    (50,299,922)     (81,211,030)
                            ------------   ------------    ------------     ------------
Net increase (decrease)..   $(46,120,091)  $(11,850,865)   $(18,798,819)    $ 29,454,975
                            ============   ============    ============     ============
MEMBERSHIP INTEREST:
Sold ....................      2,637,071        835,612       2,623,494        4,715,978
Redeemed ................     (6,457,536)    (1,960,550)     (4,245,542)      (3,559,590)
                            ------------   ------------    ------------     ------------
Net increase (decrease)..     (3,820,465)    (1,124,938)     (1,622,048)       1,156,388
                            ============   ============    ============     ============

                       See Notes to Financial Statements.



                                                         FIRST TRUST
                               S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
                             TARGET 24     TARGET 15        FOUR         TARGET 25
                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                            -----------   -----------   ------------   ------------
AMOUNT:
Sold ....................
Redeemed ................
                            $ 5,058,261   $ 1,999,767    $10,497,617   $ 10,325,584
Net increase (decrease)..    (7,904,409)   (4,483,357)    (9,548,398)   (12,077,546)
                            -----------   -----------    -----------   ------------
MEMBERSHIP INTEREST:        $(2,846,148)  $(2,483,590)   $   949,219   $ (1,751,962)
Sold ....................   ===========   ===========    ===========   ============
Redeemed ................
                                585,379       187,403      1,947,856      1,860,305
Net increase (decrease)..      (917,627)     (442,755)    (1,850,779)    (2,283,435)
                            -----------   -----------    -----------   ------------
                               (332,248)     (255,352)        97,077       (423,130)
                            ===========   ===========    ===========   ============


                                                         FIRST TRUST
                               S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
                             TARGET 24     TARGET 15        FOUR         TARGET 25
                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                            -----------   -----------   ------------   ------------
AMOUNT:
Sold ....................   $ 6,366,206   $12,131,317   $  9,181,905   $ 14,539,574
Redeemed ................    (7,215,270)   (9,685,965)    (2,451,480)   (21,042,566)
                            -----------   -----------   ------------   ------------
Net increase (decrease)..   $  (849,064)  $ 2,445,352   $  6,730,425   $ (6,502,992)
                            ===========   ===========   ============   ============
MEMBERSHIP INTEREST:
Sold ....................       669,130     1,062,892      1,579,259      2,574,667
Redeemed ................      (765,671)     (868,175)      (424,625)    (3,878,165)
                            -----------   -----------   ------------   ------------
Net increase (decrease)..       (96,541)      194,717      1,154,634     (1,303,498)
                            ===========   ===========   ============   ============

                   See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED         YEAR        YEAR       YEAR          YEAR          YEAR
                                                      06/30/08        ENDED       ENDED      ENDED         ENDED         ENDED
                                                     (UNAUDITED)    12/31/07    12/31/06   12/31/05      12/31/04      12/31/03
                                                     -----------   ---------    --------   --------      --------      --------
Net asset value, beginning of period .............    $ 12.83      $  11.72     $  10.51   $   9.80      $   8.73      $  6.47
                                                      -------      --------     --------   --------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................       0.05(a)       0.07(a)      0.06       0.03          0.01(a)      0.02
Net realized and unrealized gain (loss) ..........      (1.91)         1.04         1.15       0.68          1.06         2.24
                                                      -------      --------     --------   --------      --------      -------
Total from investment operations .................      (1.86)         1.11         1.21       0.71          1.07         2.26
                                                      -------      --------     --------   --------      --------      -------
Net asset value, end of period ...................    $ 10.97      $  12.83     $  11.72   $  10.51      $   9.80      $  8.73
                                                      =======      ========     ========   ========      ========      =======
TOTAL RETURN (b) .................................     (14.50)%        9.47%       11.51%      7.24%(d)     12.26%(d)    34.93%(d)
                                                      =======      ========     ========   ========      ========      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............    $90,528      $174,134     $203,868   $182,892      $108,473      $20,488
Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ...       1.44%(c)      1.35%        1.37%      1.48%         2.07%        1.69%
Ratio of operating expenses to average net
   assets ....................................           1.44%(c)      1.35%        1.37%      1.47%         1.47%        1.47%
Ratio of net investment income to average
   net assets ....................................       0.94%(c)      0.53%        0.54%      0.26%         0.14%        0.41%
Portfolio turnover rate ..........................        115%           88%          94%        76%           43%          72%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)  Annualized.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED        YEAR        YEAR       YEAR         YEAR         YEAR
                                                      06/30/08       ENDED       ENDED      ENDED        ENDED        ENDED
                                                     (UNAUDITED)   12/31/07    12/31/06   12/31/05     12/31/04     12/31/03
                                                     -----------   --------    --------   --------     --------     --------
Net asset value, beginning of period .............   $ 10.63       $ 10.56     $  8.41    $  8.69      $  8.37      $ 6.98
                                                     -------       -------     -------    -------      -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.05(a)       0.11(a)     0.14(a)    0.14(a)      0.15(a)     0.22
Net realized and unrealized gain (loss) ..........     (1.56)        (0.04)       2.01      (0.42)        0.17        1.17
                                                     -------       -------     -------    -------      -------      ------
Total from investment operations .................     (1.51)         0.07        2.15      (0.28)        0.32        1.39
                                                     -------       -------     -------    -------      -------      ------
Net asset value, end of period ...................   $  9.12       $ 10.63     $ 10.56    $  8.41      $  8.69      $ 8.37
                                                     =======       =======     =======    =======      =======      ======
TOTAL RETURN (b) .................................    (14.21)%(d)     0.66%(d)   25.56%     (3.22)%(d)    3.82%(d)   19.91%(d)
                                                     =======       =======     =======    =======      =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............   $ 9,385       $16,172     $27,955    $11,611      $12,749      $4,268
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................      1.74%(c)      1.56%       1.47%      1.59%        2.33%       3.27%
Ratio of operating expenses to average
   net assets ....................................      1.47%(c)      1.47%       1.47%      1.47%        1.47%       1.47%
Ratio of net investment income to average
   net assets ....................................      1.07%(c)      1.01%       1.47%      1.66%        1.84%       2.37%
Portfolio turnover rate ..........................        74%           98%         82%       145%          57%         78%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)  Annualized.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED        YEAR       YEAR         PERIOD
                                                       06/30/08      ENDED      ENDED        ENDED
                                                     (UNAUDITED)   12/31/07   12/31/06    12/31/05(a)
                                                     -----------   --------   --------    -----------
Net asset value, beginning of period .............   $ 11.79       $ 11.66    $   9.87    $ 10.00
                                                     -------       -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.16(b)       0.25(b)     0.23(b)    0.12(b)
Net realized and unrealized gain (loss) ..........     (3.32)        (0.12)       1.56      (0.25)
                                                     -------       -------    --------    -------
Total from investment operations .................     (3.16)         0.13        1.79      (0.13)
                                                     -------       -------    --------    -------
Net asset value, end of period ...................   $  8.63       $ 11.79    $  11.66    $  9.87
                                                     =======       =======    ========    =======
TOTAL RETURN (c) .................................    (26.80)%        1.12%      18.14%     (1.30)%(e)
                                                     =======       =======    ========    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............   $37,718       $82,900    $100,906    $58,438
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................      1.42%(d)      1.36%       1.37%      1.52%(d)
Ratio of operating expenses to average
   net assets ....................................      1.42%(d)      1.36%       1.37%      1.47%(d)
Ratio of net investment income to average
   net assets ....................................      2.93%(d)      2.06%       2.11%      2.00%(d)
Portfolio turnover rate ..........................       125%           83%         78%        18%

----------
(a)  The Portfolio commenced operations on May 2, 2005.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)  Annualized.

(e) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED        YEAR        YEAR         YEAR         YEAR         YEAR
                                                       06/30/08      ENDED       ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   12/31/07    12/31/06    12/31/05(a)   12/31/04     12/31/03
                                                     -----------   --------    --------    -----------   --------     --------
Net asset value, beginning of period .............   $ 23.96       $  21.14    $  15.27    $ 13.86       $  11.05     $ 8.24
                                                     -------       --------    --------    -------       --------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.33(b)        0.60(b)     0.63(b)    0.35(b)        0.27(b)    0.33
Net realized and unrealized gain (loss) ..........     (4.48)          2.22        5.24       1.06           2.54       2.48
                                                     -------       --------    --------    -------       --------     ------
Total from investment operations .................     (4.15)          2.82        5.87       1.41           2.81       2.81
                                                     -------       --------    --------    -------       --------     ------
Net asset value, end of period ...................   $ 19.81       $  23.96    $  21.14    $ 15.27       $  13.86     $11.05
                                                     =======       ========    ========    =======       ========     ======
TOTAL RETURN (c) .................................    (17.32)%       13.34%      38.44%      10.17%(e)      25.43%(e)  34.10%(e)
                                                     =======       ========    ========    =======       ========     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............   $94,709       $173,741    $128,836    $36,791       $ 22,618     $3,050
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................      1.46%(d)       1.39%       1.47%      1.61%          2.67%      4.51%
Ratio of operating expenses to average
   net assets ....................................      1.46%(d)       1.39%       1.47%      1.47%          1.47%      1.47%
Ratio of net investment income to average
   net assets ....................................      2.97%(d)       2.56%       3.45%      2.49%          2.18%      3.36%
Portfolio turnover rate ..........................        78%            60%         33%        70%            49%        66%

----------
(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)  Annualized.

(e) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/08      ENDED        ENDED        ENDED        ENDED        ENDED
                                                  (UNAUDITED)   12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                                  -----------   --------     --------     --------     --------     --------
Net asset value, beginning of period...........   $  9.66       $  9.28      $  9.02      $  8.66      $  7.62      $  6.14
                                                  -------       -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................        --(a)       0.04(a)     (0.04)        0.02        (0.03)        0.03
Net realized and unrealized gain (loss)........     (1.23)         0.34         0.30         0.34         1.07         1.45
                                                  -------       -------      -------      -------      -------      -------
Total from investment operations...............     (1.23)         0.38         0.26         0.36         1.04         1.48
                                                  -------       -------      -------      -------      -------      -------
Net asset value, end of period.................   $  8.43       $  9.66      $  9.28      $  9.02      $  8.66      $  7.62
                                                  =======       =======      =======      =======      =======      =======
TOTAL RETURN (b)...............................    (12.73)%(d)     4.10%(d)     2.88%(d)     4.16%(d)    13.65%(d)    24.10%(d)
                                                  =======       =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $10,976       $15,789      $16,057      $18,049      $14,158      $ 5,554
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed..................................      1.69%(c)      1.55%        1.56%        1.58%        2.37%        2.89%
Ratio of operating expenses to average net
   assets......................................      1.47%(c)      1.47%        1.47%        1.47%        1.47%        1.47%
Ratio of net investment income (loss) to
   average net assets..........................      0.02%(c)      0.43%       (0.40)%       0.20%       (0.51)%       0.46%
Portfolio turnover rate........................       146%          115%         106%         113%         104%          84%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)  Annualized.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/08      ENDED        ENDED        ENDED        ENDED        ENDED
                                                  (UNAUDITED)   12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                                  -----------   --------     --------     --------     --------     --------
Net asset value, beginning of period...........   $ 12.38       $ 10.17       $ 9.34       $ 9.04      $ 9.29       $ 6.83
                                                  -------       -------       ------       ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss............................     (0.04)(a)     (0.04)(a)    (0.11)(a)    (0.07)(a)   (0.10)(a)    (0.14)
Net realized and unrealized gain (loss)........     (2.35)         2.25         0.94         0.37       (0.15)        2.60
                                                  -------       -------       ------       ------      ------       ------
Total from investment operations...............     (2.39)         2.21         0.83         0.30       (0.25)        2.46
                                                  -------       -------       ------       ------      ------       ------
Net asset value, end of period.................   $  9.99       $ 12.38       $10.17       $ 9.34      $ 9.04       $ 9.29
                                                  =======       =======       ======       ======      ======       ======
TOTAL RETURN (b)...............................    (19.31)%(d)    21.73%(d)     8.89%(d)     3.32%(d)   (2.69)%(d)   36.02%(d)
                                                  =======       =======       ======       ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $ 6,579       $11,316       $7,318       $6,552      $7,028       $5,073
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed..................................      1.91%(c)      1.76%        1.84%        1.83%       2.52%        2.96%
Ratio of operating expenses to average net
   assets......................................      1.47%(c)      1.47%        1.47%        1.47%       1.47%        1.47%
Ratio of net investment loss to average net
   assets......................................     (0.79)%(c)    (0.34)%      (1.08)%      (0.80)%     (1.20)%      (1.34)%
Portfolio turnover rate........................       118%          161%          92%         175%        117%          83%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)  Annualized.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED          YEAR         YEAR       YEAR        YEAR        YEAR
                                                    06/30/08       ENDED        ENDED       ENDED       ENDED       ENDED
                                                  (UNAUDITED)   12/31/07(a)   12/31/06    12/31/05    12/31/04    12/31/03
                                                  -----------   -----------   --------    --------    --------    --------
Net asset value, beginning of period...........   $  5.75       $  5.44       $ 5.23      $ 5.20      $ 4.67      $ 3.41
                                                  -------       -------       ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................      0.04(b)       0.09(b)      0.06(b)    (0.01)(b)   (0.02)      (0.01)
Net realized and unrealized gain (loss)........     (0.99)         0.22         0.15        0.04        0.55        1.27
                                                  -------       -------       ------      ------      ------      ------
Total from investment operations...............     (0.95)         0.31         0.21        0.03        0.53        1.26
                                                  -------       -------       ------      ------      ------      ------
Net asset value, end of period.................   $  4.80       $  5.75       $ 5.44      $ 5.23      $ 5.20      $ 4.67
                                                  =======       =======       ======      ======      ======      ======
TOTAL RETURN (c)...............................    (16.52)%(e)     5.70%(e)     4.02%(e)    0.58%(e)   11.35%(e)   36.95%(e)
                                                  =======       =======       ======      ======      ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $11,063       $12,708       $5,734      $7,004      $9,803      $9,487
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed..................................      2.52%(d)      1.92%        1.79%       1.69%       1.61%       2.36%
Ratio of operating expenses to average net
   assets......................................      1.37%(d)      1.37%        1.37%       1.37%       1.37%       1.37%
Ratio of net investment income (loss) to
   average net assets..........................      1.52%(d)      1.54%        1.14%      (0.16)%     (0.11)%     (0.29)%
Portfolio turnover rate........................       168%          130%          87%         92%        123%        117%

----------
(a) Effective on or about November 19, 2007, the Portfolio changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio. The Portfolio's investment strategy was also changed. The performance figures provided reflect the Portfolio's performance prior to the name change and the change in investment strategy. See below.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)  Annualized.

(e) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

     INVESTMENT STRATEGY CHANGE

     The Portfolio seeks to achieve its objective by investing in the common stocks of companies which are selected by applying four separate uniquely specialized strategies (the "Focus Four Strategy") as described below.

     Each year, on or about the annual stock selection date (December 31), the Portfolio expects to invest in the securities determined by the Focus Four Strategy. At the annual stock selection date, the percentage relationship among the number of shares of each issuer held by the Portfolio is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Portfolio makes subsequent purchases and sales of the securities.

     The Portfolio may also invest in futures, options, warrants, forward contracts and repurchase agreements.

     The Focus Four Strategy is derived from four unique strategies developed by the quantitative group at First Trust Advisors L.P., the Portfolio's investment advisor. The Focus Four Strategy adheres to a disciplined investment process that targets four distinct areas of the market. The Focus Four Strategy seeks to achieve above-average capital appreciation. The following table lists the four strategies utilized by the Focus Four Strategy and the approximate weights assigned to each:

STRATEGY                                        WEIGHTS
--------                                        -------
-    The Dow(R) Target Dividend Strategy          30%
-    Value Line(R) Target 25 Strategy             30%
-    S&P Target SMid 60 Strategy                  30%
-    NYSE(R) International Target 25 Strategy     10%

                       See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR       YEAR         YEAR         YEAR
                                                    06/30/08      ENDED        ENDED      ENDED        ENDED        ENDED
                                                  (UNAUDITED)   12/31/07     12/31/06   12/31/05     12/31/04     12/31/03
                                                  -----------   --------     --------   --------     --------     --------
Net asset value, beginning of period...........   $  5.91       $  5.00      $  4.86    $  4.06      $  3.34      $ 2.37
                                                  -------       -------      -------    -------      -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss............................     (0.01)(a)     (0.02)(a)    (0.04)     (0.02)(a)    (0.04)(a)   (0.02)
Net realized and unrealized gain (loss)........     (0.14)         0.93         0.18       0.82         0.76        0.99
                                                  -------       -------      -------    -------      -------      ------
Total from investment operations...............     (0.15)         0.91         0.14       0.80         0.72        0.97
                                                  -------       -------      -------    -------      -------      ------
Net asset value, end of period.................   $  5.76       $  5.91      $  5.00    $  4.86      $  4.06      $ 3.34
                                                  =======       =======      =======    =======      =======      ======
TOTAL RETURN (b)...............................     (2.54)%       18.20%        2.88%     19.70%(d)    21.56%(d)   40.93%(d)
                                                  =======       =======      =======    =======      =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $40,497       $43,998      $43,776    $54,072      $21,765      $4,936
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................      1.42%(c)      1.41%        1.41%      1.49%        2.28%       3.36%
Ratio of operating expenses to average net
   assets......................................      1.42%(c)      1.41%        1.41%      1.47%        1.47%       1.47%
Ratio of net investment loss to average net
   assets......................................     (0.24)%(c)    (0.37)%      (0.88)%    (0.45)%      (1.13)%     (0.92)%
Portfolio turnover rate........................       112%          110%         124%        97%          87%         74%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)  Annualized.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant" or "Fund") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Membership Interests are not offered directly to the public. Membership Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Membership Interests. On January 1, 2008, American Skandia Life Assurance Corporation, a Prudential Financial Company, legally changed its name to Prudential Annuities Life Assurance Corporation. Accordingly, the name of American Skandia Life Assurance Corporation Variable Account B was changed to Prudential Annuities Life Assurance Corporation Variable Account B.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard No. 157, Fair Value Measurement ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Portfolios as of January 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of June 30, 2008 is included with each Portfolios' Schedule of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized appreciation of $381 from dividends receivable in foreign currencies are included in "Dividends receivable" and unrealized appreciation of $572 from investment securities purchased in foreign currencies are included in "Investment securities sold" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

As of June 30, 2008, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                             NET UNREALIZED       GROSS          GROSS
                                                              APPRECIATION/    UNREALIZED     UNREALIZED
                                                  COST        DEPRECIATION    APPRECIATION   DEPRECIATION
                                              ------------   --------------   ------------   ------------
Target Managed VIP Portfolio...............   $100,392,246      $(9,819,650)    $5,637,416   $(15,457,066)
The Dow(R) Dart 10 Portfolio...............     10,943,826       (1,569,413)       239,244     (1,808,657)
The Dow(R) Target Dividend Portfolio.......     52,093,030      (14,465,314)       160,644    (14,625,958)
Global Dividend Target 15 Portfolio........    118,233,314      (24,228,089)     1,704,891    (25,932,980)
S&P(R) Target 24 Portfolio.................     11,981,083       (1,010,812)       152,412     (1,163,224)
NASDAQ(R) Target 15 Portfolio..............      7,673,326       (1,038,558)       215,958     (1,254,516)
First Trust Target Focus Four Portfolio....     12,754,117       (1,656,099)       409,148     (2,065,247)
Value Line(R) Target 25 Portfolio..........     38,364,107        2,110,095      7,084,945     (4,974,850)

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust Advisors L.P. ("First Trust") pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" in the Statements of Operations.

G. ACCOUNTING PRONOUNCEMENT:

In March 2008, FASB released Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures, if any.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Portfolios pursuant to an Investment Advisory and Management Agreement. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2009, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Portfolios any fees waived or expenses reimbursed during the three year period after the date of the waiver or reimbursement. This agreement has been extended through December 31, 2009. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extent that the actual expense ratio of a particular Portfolio is less than such Portfolio's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

expense cap exceeds the actual expense ratio. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The fees recovered, fees waived and expenses reimbursed by First Trust for the six months ended June 30, 2008, are as follows:

                                                 FEES RECOVERED   FEES WAIVED   EXPENSES REIMBURSED
                                                 --------------   -----------   -------------------
Target Managed VIP Portfolio .................        $ --          $    --           $    --
The Dow(R) Dart 10 Portfolio .................          --           16,522                --
The Dow(R) Target Dividend Portfolio .........          --               --                --
Global Dividend Target 15 Portfolio ..........          --               --                --
S&P(R) Target 24 Portfolio ...................          --           13,064                --
NASDAQ(R) Target 15 Portfolio ................          --           16,600                --
First Trust Target Focus Four Portfolio ......          --           32,419            29,544
Value Line(R) Target 25 Portfolio ............          --               --                --

PNC Global Investment Servicing (U.S.) Inc. ("PNC G.I.S."), formerly known as PFPC Inc., serves as the Registrant's administrator. In addition, PNC G.I.S. also provides certain fund accounting, administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company, an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the custodian to the Portfolios.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also, effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two-year terms.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2008, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2008, was as follows:

                                                    PURCHASES        SALES
                                                 -------------   ------------
Target Managed VIP Portfolio .................    $134,586,446   $193,465,794
The Dow(R) DART 10 Portfolio .................       9,092,385     13,742,292
The Dow(R) Target Dividend Portfolio .........      75,346,685    100,738,151
Global Dividend Target 15 Portfolio ..........      97,166,690    147,599,892
S&P(R) Target 24 Portfolio ...................      17,559,392     20,154,391
NASDAQ(R) Target 15 Portfolio ................       9,052,565     11,453,287
First Trust Target Focus Four Portfolio ......      19,022,325     17,644,809
Value Line(R) Target 25 Portfolio ............      42,456,749     43,787,041

                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than larger capitalization companies.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Company"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Company, on behalf of eight portfolios of the Company (each a "Fund" and collectively, the "Funds"), and First Trust Advisors L.P. (the "Advisor") at a meeting held on March 3, 2008. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement continues to be in the best interests of the Company and each Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement for each Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fees for each Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; expenses of each Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Company and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of its interest holders.

In reviewing the Advisory Agreement, the Board considered the nature, quality and extent of services provided by the Advisor to each Fund under the Advisory Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Company and each Fund and noted the compliance program that had been developed by the Advisor. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Company and each Fund by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees paid by each Fund under the Advisory Agreement, noting that the annual fees for each Fund are 0.60% of average daily net assets. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of each Fund as compared to the management fees and expense ratios of a peer group selected by Lipper. The Board discussed with representatives of the Advisor the limitations of each peer group, including that many peer funds had a different Lipper Investment Classification/Objective relative to the corresponding Fund, that the S&P Target 24 Portfolio, First Trust Target Focus Four Portfolio and Nasdaq Target 15 Portfolio were included in the same peer group with only three other peer funds and

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

that two peer funds were used in multiple peer groups. The Board considered that the Advisor has agreed to waive fees and reimburse expenses of each Fund through December 31, 2009 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust Target Focus Four Portfolio). The Board noted that the Advisor may seek restitution from each Fund for fees waived and reimbursed through December 31, 2009; however, such restitution is limited to the extent that it would not cause a Fund to exceed its current expense limitations. The Board also considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Funds', other than to registered investment companies. The Board noted that the Advisor does provide retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Funds' and noted the Advisor's standard fee for such services.

The Board considered each Fund's long-term and short-term performance for the periods ended September 30, 2007 as compared to the performance of a relevant benchmark index and to a performance universe selected by Lipper. The Board also considered performance data provided by the Advisor. Because each Fund is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Fund to a broad peer universe. The Board also noted the differences between each Fund and its benchmark index. The Board noted that changes in the Funds' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance and noted that each Fund's investment results were consistent with its investment objective. After considering the information presented, the Board concluded that overall performance for the Funds was satisfactory.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Fund under the Advisory Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Funds. The Board concluded that the advisory fee for each Fund reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to variable annuity products for the twelve months ended December 31, 2007, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Company and each Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Funds and noted that the Advisor does not utilize soft dollars in managing the Funds and therefore the typical fall out benefits are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be attenuated.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Company and each Fund. No single factor was determinative in the Board's analysis.

                              LICENSING INFORMATION

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Fund. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Fund. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2008 (UNAUDITED)

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500"
"S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the Fund. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Fund. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("VALUE LINE"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

ADMINISTRATOR,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       FIRST DEFINED PORTFOLIO FUND, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.